SPARTAN(REGISTERED TRADEMARK)
ARIZONA
MUNICIPAL
FUNDS


SEMIANNUAL REPORT
FEBRUARY 28, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE        3   Ned Johnson on investing
                               strategies.

SPARTAN ARIZONA MUNICIPAL
INCOME FUND

 PERFORMANCE               4   How the fund has done over
                               time.

 FUND TALK                 7   The manager's review of fund
                               performance, strategy and
                               outlook.

 INVESTMENT CHANGES        10  A summary of major shifts in
                               the fund's investments over
                               the past six months.

 INVESTMENTS               11  A complete list of the fund's
                               investments with their
                               market values.

 FINANCIAL STATEMENTS      16  Statements of assets and
                               liabilities, operations, and
                               changes in net assets,  as
                               well as financial highlights.

SPARTAN ARIZONA MUNICIPAL
MONEY MARKET FUND

 PERFORMANCE               20  How the fund has done over
                               time.

 FUND TALK                 22  The manager's review of fund
                               performance, strategy and
                               outlook.

 INVESTMENT CHANGES        24  A summary of major shifts in
                               the fund's investments over
                               the past six months and one
                               year.

 INVESTMENTS               25  A complete list of the fund's
                               investments.

 FINANCIAL STATEMENTS      28  Statements of assets and
                               liabilities, operations, and
                               changes in net assets,  as
                               well as financial highlights.

NOTES                      32  Notes to the financial
                               statements.



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)
DEAR SHAREHOLDER:

February proved to be a challenging month for the U.S. stock and bond markets. Instances of profit worries and brisk selling in the technology sector hampered the equity markets at times. Financial shares, however, turned in their strongest performance in recent months. Meanwhile, bond markets were unsettled by strong economic data and Federal Reserve Chairman Alan Greenspan's concerns that the Fed's rate cuts last fall may have overstimulated the economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN ARIZONA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

SPARTAN ARIZONA MUNICIPAL      2.17%          4.89%        38.58%
INCOME

LB Arizona Enhanced Municipal  2.45%          5.70%        n/a
Bond

Arizona Municipal Debt Funds   1.92%          4.98%        n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Arizona Enhanced Municipal Bond Index - a market value-weighted index of Arizona investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Arizona municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 39 mutual funds. These benchmarks will include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                    PAST 1 YEAR  LIFE OF FUND

SPARTAN ARIZONA MUNICIPAL        4.89%        7.72%
INCOME

LB Arizona Enhanced Municipal    5.70%        n/a
Bond

Arizona Municipal Debt Funds     4.98%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Spartan AZ Muni Income      LB Municipal Bond
             00434                       LB015
  1994/10/31      10000.00                    10000.00
  1994/11/30       9820.11                     9819.20
  1994/12/31      10064.35                    10035.32
  1995/01/31      10414.23                    10322.13
  1995/02/28      10773.06                    10622.30
  1995/03/31      10866.46                    10744.35
  1995/04/30      10885.64                    10757.03
  1995/05/31      11219.72                    11100.28
  1995/06/30      11111.21                    11003.71
  1995/07/31      11215.14                    11108.03
  1995/08/31      11372.18                    11248.88
  1995/09/30      11463.33                    11320.08
  1995/10/31      11631.80                    11484.67
  1995/11/30      11820.94                    11675.21
  1995/12/31      11925.02                    11787.40
  1996/01/31      12041.15                    11876.40
  1996/02/29      11942.15                    11796.23
  1996/03/31      11779.23                    11645.48
  1996/04/30      11735.76                    11612.52
  1996/05/31      11716.16                    11607.88
  1996/06/30      11827.94                    11734.29
  1996/07/31      11918.94                    11841.07
  1996/08/31      11908.53                    11838.23
  1996/09/30      12056.07                    12003.96
  1996/10/31      12194.14                    12139.73
  1996/11/30      12400.73                    12361.88
  1996/12/31      12343.01                    12309.96
  1997/01/31      12367.61                    12333.23
  1997/02/28      12469.45                    12446.45
  1997/03/31      12294.99                    12280.54
  1997/04/30      12389.13                    12383.32
  1997/05/31      12544.70                    12569.57
  1997/06/30      12675.15                    12703.44
  1997/07/31      13009.98                    13055.32
  1997/08/31      12880.60                    12932.99
  1997/09/30      13024.85                    13086.51
  1997/10/31      13097.69                    13170.65
  1997/11/30      13156.84                    13248.10
  1997/12/31      13326.81                    13441.39
  1998/01/31      13437.65                    13580.10
  1998/02/28      13445.37                    13584.18
  1998/03/31      13446.17                    13596.13
  1998/04/30      13383.32                    13534.81
  1998/05/31      13544.37                    13749.07
  1998/06/30      13579.60                    13803.24
  1998/07/31      13616.10                    13837.88
  1998/08/31      13803.11                    14051.68
  1998/09/30      13964.10                    14226.76
  1998/10/31      13975.18                    14226.48
  1998/11/30      13997.25                    14276.41
  1998/12/31      14033.73                    14312.39
  1999/01/31      14186.10                    14482.57
  1999/02/26      14103.25                    14419.28
IMATRL PRASUN   SHR__CHT 19990228 19990309 105310 R00000000000055

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Arizona Municipal Income Fund on October 31, 1994, shortly after the fund started. As the chart shows, by February 28, 1999, the value of the investment would have grown to $14,103 - a 41.03% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $14,419 - a 44.19% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.


TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED FEBRUARY 28,  YEARS ENDED AUGUST 31,                 OCTOBER 11, 1994
                                                                                        (COMMENCEMENT OF OPERATIONS)
                                                                                        TO AUGUST 31,

                  1999                           1998                    1997   1996    1995

Dividend returns  2.08%                          4.55%                   4.80%  4.92%   5.34%

Capital returns   0.09%                          2.61%                   3.36%  -0.20%   6.40%

Total returns     2.17%                          7.16%                   8.16%  4.72%   11.74%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED             PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share       3.55(cents)   22.76(cents)   46.42(cents)

Annualized dividend rate  4.21%         4.17%          4.25%

30-day annualized yield   3.69%         -              -

30-day annualized         6.08%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.00 over the past one month, $11.00 over the past six months and $10.93 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 39.26% combined effective 1999 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN ARIZONA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Hampered by oversupply and
sporadic demand through much of
the six-month period that ended
February 28, 1999, municipal
bonds finally began to turn the
corner in January and February. In
that six-month span, the Lehman
Brothers Municipal Bond Index -
an index of approximately 48,000
investment-grade, fixed-rate and
tax-exempt bonds - returned
2.62%. By comparison, the Lehman
Brothers Aggregate Bond Index -
a widely followed measure of
taxable bond performance -
gained 1.61%. As is often the case,
the fortunes of the municipal market
were dictated largely by supply
and demand. Early in the period,
issuance was strong and demand
had trouble keeping pace. This
was, in part, due to the global flight
to safety into U.S. Treasuries that
occurred in the late summer and
early fall. When equity markets
surged toward the end of the year,
demand for municipals became
mixed. As the municipal bond
market entered 1999, supply
began to show signs of leveling off.
This positive development, coupled
with an increase in demand from
retail investors, continued through
the first two months of the year,
helping municipal bonds
outperform Treasuries in both
January and February. In February
alone, the Lehman Brothers
Municipal Bond Index returned
-0.44%, while the Lehman Brothers
Aggregate Bond Index returned
-1.75%.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Spartan Arizona Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. For the six-month period that ended February 28, 1999, the fund had a total return of 2.17%. To get a sense of how the fund did relative to its competitors, the Arizona municipal debt funds average returned 1.92% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Arizona Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests
- returned 2.45%. For the 12-month period that ended February 28, 1999, the fund had a total return of 4.89%. That compared to the 4.98% return of the Arizona municipal debt funds average and the 5.70% return of the Lehman Brothers index.

Q. WHAT HELPED THE FUND BEAT ITS PEERS DURING THE PAST SIX MONTHS?

A. The fund's emphasis on intermediate-maturity bonds of between five and 15 years was a key reason why it outperformed its peers during the past six months, because those bonds generally outpaced their longer-term counterparts during the period. I chose to focus on intermediate bonds because I felt that they offered the most attractive value for their given interest-rate sensitivity - which is the magnitude with which their prices go up and down as interest rates fluctuate.

Q. WHAT OTHER INVESTMENTS MADE A POSITIVE CONTRIBUTION TO PERFORMANCE?

A. Long-maturity, non-callable bonds - which can't be redeemed by their issuer before maturity - were some of the market's best performers during the past six months. As interest rates fell, more issuers decided to redeem their bonds before maturity to reduce their borrowing costs. Since many investors didn't want to face the prospects of having to invest the proceeds from called bonds at lower, prevailing interest rates, they tended to gravitate toward long-maturity, non-callable bonds.

Q. THROUGHOUT THE PERIOD, THE FUND'S INVESTMENTS WERE CONCENTRATED IN HIGH-QUALITY BONDS - THOSE RATED A OR HIGHER. WHAT ACCOUNTED FOR YOUR BIAS TOWARD QUALITY?

A. I felt that higher-quality securities offered the better value. Around 3% of the Arizona municipal market is rated Baa, the lowest of the investment-grade ratings. Because they were in short supply and the demand for them was strong, I felt the few Baa-rated securities that were available were too expensive. The additional yield Baa-rated bonds offered was quite small, signaling that investors were less worried about issuer defaults and didn't demand a lot of additional yield from Baa-rated securities to compensate for their lower credit quality.

Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?

A. My focus on non-callable bonds and my emphasis on higher-quality securities meant that the fund had fewer bonds that benefited from advance refunding. Through a process known as defeasance, a bond that is advance refunded becomes backed by U.S. government securities and assumes a shorter maturity date equal to its first permissible call date. This process, which generally results in a boost to the bond's price, is a form of refinancing which usually follows a decline in interest rates.

Q. WHAT FACTORS DO YOU CONSIDER WHEN CHOOSING VARIOUS GENERAL
OBLIGATION BONDS (GOS) - WHICH MADE UP THE FUND'S LARGEST SECTOR
CONCENTRATION THROUGHOUT THE PERIOD?

A. Let me begin by saying that a GO is backed by the full faith and credit of its issuer and is repaid with general revenue, including taxes and other fee revenues. I've tended to favor GOs that are issued by cities, towns and counties. Many of these issuers have reaped the benefits of strong local economies in Arizona, collecting higher property tax and other revenues and enjoying better fiscal health.

Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A. The direction of interest rates will be the most important determinant for municipal bond performance, but no one can predict that with any certainty. At the end of the period, it appeared that the market had begun to turn its focus away from international events and was more attuned to domestic issues. As a result, bond prices reflected expectations that the Federal Reserve might raise interest rates in order to thwart the inflationary pressures that can stem from fast-paced economic growth. One factor that could benefit municipals is that they were priced attractively compared to their U.S. Treasury counterparts at the end of the period. To the extent that investors recognize and act on that relative value by investing in them, municipals could perform well relative to Treasuries.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: high current tax-free
income for Arizona residents
by investing in
investment-grade municipal
securities whose interest is
free from federal and
Arizona income taxes

FUND NUMBER: 434

TRADING SYMBOL: FSAMI

START DATE: October 11,
1994

SIZE: as of February 28,
1999, more than $27 million

MANAGER: Christine Thompson,
since 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1985

CHRISTINE THOMPSON ON THE
ARIZONA ECONOMY:
"Arizona's economic growth
continued to be quite rapid over the
past six months and the
unemployment rate remained low.
That said, one area of weakness
was exports. Because of the
economic crisis in Japan, trade
with that country dropped
substantially. Most of that drop
resulted from fewer orders for
electrical equipment, which
accounts for a large portion of
Arizona's total exports. That
decline was somewhat offset by
increased exports of
semiconductor equipment to
Mexico, as well as by stable U.S.
demand for the same products.
Despite this small setback,
Arizona should remain one of the
nation's fastest-growing states,
although growth will likely slow
some from 1998 levels."

(solid bullet) At the end of the period, the fund had 7.6% of investments in bonds issued by Puerto Rico. As a territory of the Unites States, Puerto Rico can issue bonds that are free from taxes in all 50 states.
When the supply of Arizona
municipals is limited or their prices
look expensive, the manager may
invest in Puerto Rico bonds.

SPARTAN ARIZONA MUNICIPAL INCOME FUND

INVESTMENT CHANGES



TOP FIVE SECTORS AS OF
FEBRUARY 28, 1999

                              % OF FUND'S  INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE SECTORS 6 MONTHS AGO

General Obligations            25.0                      26.4

Special Tax                    17.3                      17.3

Electric Utilities             16.7                      12.4

Water & Sewer                  9.6                       10.6

Health Care                    9.4                       8.2

AVERAGE YEARS TO MATURITY AS
OF FEBRUARY 28, 1999

                                                         6 MONTHS AGO

Years                          10.7                      11.2


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF FEBRUARY 28,
1999

                                    6 MONTHS AGO

Years                         5.9   6.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF FEBRUARY 28, 1999

Aaa 55.9%
Aa, A 38.4%
Baa 2.4%
Short-term
investments 3.3%

Row: 1, Col: 1, Value: 55.9
Row: 1, Col: 2, Value: 38.4
Row: 1, Col: 3, Value: 2.4
Row: 1, Col: 4, Value: 3.3

AS OF AUGUST 31, 1998
Aaa 57.9%
Aa, A 32.5%
Baa 3.9%
Short-term
investments 5.7%

Row: 1, Col: 1, Value: 57.9
Row: 1, Col: 2, Value: 32.5
Row: 1, Col: 3, Value: 3.9
Row: 1, Col: 4, Value: 5.7

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN ARIZONA MUNICIPAL INCOME FUND

INVESTMENTS FEBRUARY 28, 1999 (UNAUDITED)


Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 96.7%

MOODY'S RATINGS (UNAUDITED) (D)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ARIZONA - 89.1%

Arizona Health Facilities         Aaa       $ 360,000                      $ 402,217
Auth. Hosp. Sys. Rev. Rfdg.
(Saint Lukes Health Sys.)
7.25% 11/1/14 (Pre-Refunded
to 11/1/03 @102) (c)

Arizona Trans. Board Excise
Tax Rev.:

(Maricopa County Reg'l. Area
Road) Series A:

5.4% 7/1/01 (AMBAC Insured)       Aaa        1,000,000                      1,042,300

5.75% 7/1/04 (AMBAC Insured)      Aaa        440,000                        478,465

5.75% 7/1/05 (AMBAC Insured)      Aaa        400,000                        438,504

Rfdg. (Maricopa County Reg'l.
Area):

Series A, 6.5% 7/1/04 (AMBAC      Aaa        100,000                        112,318
Insured)

Series B, 6% 7/1/05 (AMBAC        Aaa        150,000                        166,517
Insured)

Arizona Trans. Board Hwy.
Rev. Sub-Series A:

6.5% 7/1/11 (Pre-Refunded to      Aaa        300,000                        324,435
7/1/01 @101.5) (c)

6.6% 7/1/08 (Pre-Refunded to      Aaa        200,000                        216,734
7/1/01 @101.5) (c)

Arizona Univ. Rev.:

Rfdg. 6% 7/1/06                   A1         1,000,000                      1,125,310

7% 7/1/15 (Pre-Refunded to        Aaa        500,000                        556,440
7/1/02 @101) (c)

Central Wtr. Conservation
District Contract Rev.:

(Central Arizona Proj.)           Aaa        200,000                        214,432
Series B, 6.3% 11/1/02 (MBIA
Insured)

Rfdg. (Central Arizona Proj.)     A1         375,000                        409,669
Series A, 5.5% 11/1/10

Chandler Gen. Oblig.:

6.25% 7/1/10                      Aa3        500,000                        577,735

6.5% 7/1/10 (MBIA Insured)        Aaa        200,000                        238,468

6.5% 7/1/11 (MBIA Insured)        Aaa        225,000                        269,291

Chandler Wtr. & Swr. Rev.         Aaa        1,000,000                      1,051,730
5.5% 7/1/15  (MBIA Insured)

Cochise County Unified School     Aaa        200,000                        232,612
District #68 (Sierra Vista)
Series B, 9% 7/1/02 (FGIC
Insured)

Flagstaff Gen. Oblig. 4.5%        Aaa        200,000                        195,806
7/1/13 (FGIC Insured)

Glendale Ind. Dev. Auth. Edl.     AAA        150,000                        172,809
Facilities Rev. Rfdg.
(American Graduate School
Int'l.) 6.55% 7/1/06 (Connie
Lee Insured) (Pre-Refunded
to 7/1/05 @ 101) (c)

Maricopa County Ctfs. of          A2         310,000                        315,847
Prtn. 5.625% 6/1/00

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (D)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ARIZONA - CONTINUED

Maricopa County Hosp. Rev.        Baa1      $ 300,000                      $ 322,140
Rfdg. (Sun Health Corp.)
6.125% 4/1/18

Maricopa County Ind. Dev.         A2         500,000                        519,640
Auth. Health Facilities Rev.
Rfdg. (Catholic Healthcare
West Proj.) Series A, 5%
7/1/03

Maricopa County Ind. Dev.         AA+        1,000,000                      990,480
Auth. Hosp. Facilities Rev.
(Mayo Clinic Hosp.) 5.25%
11/15/37

Maricopa County School            Aaa        500,000                        385,410
District #1 Rfdg.  (Cap.
Appreciation) (Phoenix
Elementary) 2nd Series 0%
7/1/05 (MBIA Insured)

Maricopa County School            Aaa        500,000                        333,150
District #3 Rfdg. (Temple
Elementary) 0% 7/1/08
(AMBAC Insured)

Maricopa County School            Aaa        300,000                        318,477
District #4 Rfdg.  (Mesa
Univ.) 5.25% 7/1/04 (FSA
Insured)

Maricopa County School            Aaa        200,000                        224,228
District #14 Rfdg.
(Creighton) 6.5% 7/1/04
(FGIC Insured)

Maricopa County Unified           Aaa        400,000                        461,392
School District #80
(Chandler) 6.6% 7/1/06 (FGIC
Insured)

Mesa Gen. Oblig. Rfdg. 5.7%       Aaa        250,000                        269,085
7/1/03 (FGIC Insured)

Mesa Ind. Dev. Auth. Rev.         AAA        500,000                        503,630
Rfdg. (Lutheran Health Sys.)
Series A 1, 4% 1/1/00 (MBIA
Insured)

Mohave County Ind. Dev. Auth.     A+         250,000                        258,973
Ind. Dev. Rev. (North Star
Steel Co. Proj.) Series B,
5.5% 12/1/20 (b)

Navajo County Poll. Cont.         Baa1       200,000                        207,062
Corp. Rev. Rfdg. (Arizona
Pub. Svc. Co.) Series A,
5.875% 8/15/28

Phoenix Arpt. Rev. Series D,      Aaa        810,000                        896,743
6.4% 7/1/12 (MBIA Insured)
(b)

Phoenix Civic Impt. Corp.         Aa2        400,000                        424,036
Arpt. Excise Tax Rev. Rfdg.
5.25% 7/1/09 (b)

Phoenix Civic Impt. Corp.         Aa3        500,000                        512,385
Wtr. Sys. Rev. 5.45% 7/1/19

Phoenix Gen. Oblig.:

Rfdg. Series A, 7.5% 7/1/08       Aa1        100,000                        125,383

4.5% 7/1/18                       Aa1        400,000                        377,720

Phoenix Street & Hwy. User        Aaa        250,000                        269,775
Rev. Rfdg. 6.25% 7/1/11
(MBIA Insured)

Phoenix Wtr. Sys. Rev. Rfdg.      Aa3        400,000                        410,436
4.75% 7/1/01

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (D)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ARIZONA - CONTINUED

Pima County Ind. Dev. Auth.       Aaa       $ 200,000                      $ 214,458
Rev. Rfdg. (Healthpartners)
Series A, 5.625% 4/1/14
(MBIA Insured)

Pima County Unified School
District #1 Rfdg. (Tucson):

5% 7/1/11 (FGIC Insured)          Aaa        500,000                        519,365

7.5% 7/1/10 (FGIC Insured)        Aaa        250,000                        320,290

Pima County Unified School        Aaa        300,000                        286,980
District #10 Rfdg. (Cap.
Appreciation) (Amphitheater)
0% 7/1/00 (FGIC Insured)

Salt River Proj. Agric. Impt.
& Pwr. District

Elec. Sys. Rev.:  Rfdg.:

Series A, 5.75% 1/1/07            Aa2        300,000                        331,197

Series B, 6.5% 1/1/04             Aa2        1,400,000                      1,556,280

Series C, 6.25% 1/1/19            Aa2        500,000                        536,335

Scottsdale Street & Hwy. User     A1         800,000                        870,224
Rev. Rfdg. 5.5% 7/1/07

Scottsdale Gen. Oblig. Rfdg.:

Series C, 6.375% 7/1/01           Aa1        250,000                        266,093

5.5% 7/1/09                       Aa1        100,000                        110,495

Tempe Union High School
District #213:

(Proj. of 1994):

Series B, 7% 7/1/03 (FGIC         Aaa        400,000                        450,280
Insured)

Series C, 4% 7/1/12 (MBIA         Aaa        200,000                        188,646
Insured)

Rfdg. & Impt. 7% 7/1/08 (FGIC     Aaa        310,000                        372,552
Insured)

Tucson Gen. Oblig. Rfdg.          Aaa        200,000                        223,586
6.75% 7/1/03  (FGIC Insured)

Tucson Street & Hwy. User Rev.:

Rfdg. 6% 7/1/10 (MBIA Insured)    Aaa        400,000                        454,552

Series A, 7% 7/1/11 (MBIA         Aaa        300,000                        370,293
Insured)

Univ. of Arizona Univ. Rev.       A1         400,000                        436,028
Rfdg.  6.375% 6/1/05

Yuma County Hosp. District        A          265,000                        286,603
#001 6.35% 11/15/07
(Escrowed to Maturity) (c)

                                                                            24,146,041

PUERTO RICO - 7.6%

Puerto Rico Commonwealth Hwy.
& Trans. Auth. Hwy. Rev.:

Series W, 5.5% 7/1/17             Baa1       100,000                        103,373

Series Y, 6.25% 7/1/08 (MBIA      Aaa        400,000                        463,896
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (D)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

PUERTO RICO - CONTINUED

Puerto Rico Commonwealth          Aaa       $ 500,000                      $ 496,295
Infrastructure Fing. Auth.
Spl. Tax Rev. Series A, 5%
7/1/28 (AMBAC Insured)

Puerto Rico Elec. Pwr. Auth.      Aaa        1,000,000                      992,590
Pwr. Rev. Series DD, 5%
7/1/28 (MBIA Insured)

                                                                            2,056,154

TOTAL MUNICIPAL BONDS                                                       26,202,195
(Cost $25,102,808)


MUNICIPAL NOTES - 3.3%



ARIZONA - 3.3%

Maricopa County Poll. Cont.                  900,000                        900,000
Rev. (Arizona Pub. Svc.
Co./Palo Verde Proj.) Series
1994 B, 3.25%, LOC Morgan
Guaranty Trust Co., NY, VRDN
(a) (Cost $900,000)

TOTAL INVESTMENT IN                                                       $ 27,102,195
SECURITIES - 100%
(Cost $26,002,808)


SECURITY TYPE ABBREVIATION
VRDN  - VARIABLE RATE DEMAND NOTE
LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(c) Security collateralized by an amount sufficient to pay interest and principal.

(d) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS     S&P RATINGS

Aaa, Aa, A   87.3%  AAA, AA, A   91.7%

Baa          2.4%   BBB          2.4%

Ba           0.0%   BB           0.0%

B            0.0%   B            0.0%

Caa          0.0%   CCC          0.0%

Ca, C        0.0%   CC, C        0.0%

                    D            0.0%

OTHER INFORMATION

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations         25.0%

Special Tax                 17.3

Electric Utilities          16.7

Water & Sewer               9.6

Health Care                 9.4

Escrowed/Pre-Refunded       7.2

Education                   5.7

Transportation              5.4

Others (individually less     3.7
than 5%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At February 28, 1999, the aggregate cost of investment securities for income tax purposes was $26,002,808. Net unrealized appreciation aggregated $1,099,387, of which $1,124,636 related to appreciated investment securities and $25,249 related to depreciated investment securities.

SPARTAN ARIZONA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                         FEBRUARY 28, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 27,102,195
value (cost $26,002,808) -
See accompanying schedule

Cash                                       22,291

Receivable for fund shares                 30,000
sold

Interest receivable                        258,981

 TOTAL ASSETS                              27,413,467

LIABILITIES

Payable for fund shares         $ 30,560
redeemed

Distributions payable            20,729

Accrued management fee           11,527

Other payables and accrued       33
expenses

 TOTAL LIABILITIES                         62,849

NET ASSETS                                $ 27,350,618

Net Assets consist of:

Paid in capital                           $ 26,307,988

Accumulated undistributed net              (56,757)
realized gain (loss) on
investments

Net unrealized appreciation                1,099,387
(depreciation) on investments

NET ASSETS, for 2,498,803                 $ 27,350,618
shares outstanding

NET ASSET VALUE, offering                  $10.95
price and redemption price
per share ($27,350,618
(divided by) 2,498,803
shares)

STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED FEBRUARY
                              28, 1999 (UNAUDITED)

INTEREST INCOME                          $ 610,474

EXPENSES

Management fee                $ 71,211

Non-interested trustees'       47
compensation

 Total expenses before         71,258
reductions

 Expense reductions            (1,429)    69,829

NET INTEREST INCOME                       540,645

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities         (1,712)

 Futures contracts             2,503      791

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities         (11,788)

 Futures contracts             3,487      (8,301)

NET GAIN (LOSS)                           (7,510)

NET INCREASE (DECREASE) IN               $ 533,135
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 SIX MONTHS ENDED FEBRUARY 28,  YEAR ENDED  AUGUST 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 540,645                      $ 937,350

 Net realized gain (loss)         791                            128,956

 Change in net unrealized         (8,301)                        420,385
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       533,135                        1,486,691
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (540,645)                      (937,350)
From net interest income

 From net realized gain           (91,753)                       (74,308)

 TOTAL DISTRIBUTIONS              (632,398)                      (1,011,658)

Share transactions Net            4,535,203                      7,504,699
proceeds from sales of shares

 Reinvestment of distributions    482,185                        861,678

 Cost of shares redeemed          (2,175,384)                    (4,003,772)

 NET INCREASE (DECREASE) IN       2,842,004                      4,362,605
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

 Redemption fees                  1,979                          1,870

  TOTAL INCREASE (DECREASE)       2,744,720                      4,839,508
IN NET ASSETS

NET ASSETS

 Beginning of period              24,605,898                     19,766,390

 End of period                   $ 27,350,618                   $ 24,605,898

OTHER INFORMATION
Shares

 Sold                             412,316                        689,025

 Issued in reinvestment of        43,771                         79,146
distributions

 Redeemed                         (197,698)                      (368,079)

 Net increase (decrease)          258,389                        400,092



FINANCIAL HIGHLIGHTS
                                 SIX MONTHS ENDED FEBRUARY 28,  YEAR ENDED AUGUST 31,
                                 1999

                                 (UNAUDITED)                    1998                   1997      1996      1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 10.980                       $ 10.740               $ 10.460  $ 10.640  $ 10.000
of period

Income from Investment            .228                           .473                   .483      .514      .504
Operations Net interest
income

Net realized and unrealized       .009                           .279                   .351      (.022)    .637
gain (loss)

Total from investment             .237                           .752                   .834      .492      1.141
operations

Less Distributions

From net interest income          (.228)                         (.473)                 (.484)    (.514)    (.504)

From net realized gain            (.040)                         (.040)                 (.070)    (.160)    -

Total distributions               (.268)                         (.513)                 (.554)    (.674)    (.504)

Redemption fees added to paid     .001                           .001                   .000      .002      .003
in capital

Net asset value, end of period   $ 10.950                       $ 10.980               $ 10.740  $ 10.460  $ 10.640

TOTAL RETURN B, C                 2.17%                          7.16%                  8.16%     4.72%     11.74%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 27,351                       $ 24,606               $ 19,766  $ 20,388  $ 13,448
(000 omitted)

Ratio of expenses to average      .55% A                         .55%                   .55%      .30% D    .06% A, D
net assets

Ratio of expenses to average      .54% A, E                      .54% E                 .53% E    .30%      .06% A
net assets after expense
reductions

Ratio of net interest income      4.17% A                        4.35%                  4.55%     4.82%     5.54% A
to average net assets

Portfolio turnover rate           26% A                          25%                    27%       32%       56% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. F FOR THE PERIOD OCTOBER 11, 1994 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1995.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 1 year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

SPARTAN AZ MUNICIPAL MONEY    1.40%          3.11%        16.10%
MARKET

All Tax-Free Money Market     1.32%          2.86%        n/a
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 436 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                   PAST 1 YEAR  LIFE OF FUND

SPARTAN AZ MUNICIPAL MONEY      3.11%        3.46%
MARKET

All Tax-Free Money Market       2.86%        n/a
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                                           3/1/99  11/30/98  8/31/98  6/1/98  3/2/98



Spartan Arizona Municipal                  2.60%   2.88%     3.01%    3.52%   3.20%
Money Market



If Fidelity had not                        2.60%   2.88%     3.01%    3.37%   3.05%
reimbursed  certain fund
expenses



All Tax-Free Money   Market                2.42%   2.71%     2.80%    3.22%   2.92%
Funds Average



Spartan Arizona Municipal                  4.27%   4.73%     4.96%    5.80%   5.27%
Money Market - Tax-equivalent



If Fidelity had not                        4.27%   4.73%     4.96%    5.55%   5.03%
reimbursed  certain fund
expenses



Portion of fund's income                   3.80%   4.12%     0.00%    0.00%   0.00%
subject   to state taxes



Spartan Arizona
Municipal Money
Market

All Tax-Free
Money Market
Funds Average

5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 2.6
Row: 1, Col: 2, Value: 2.42
Row: 2, Col: 1, Value: 2.88
Row: 2, Col: 2, Value: 2.71
Row: 3, Col: 1, Value: 3.01
Row: 3, Col: 2, Value: 2.8
Row: 4, Col: 1, Value: 3.52
Row: 4, Col: 2, Value: 3.22
Row: 5, Col: 1, Value: 3.2
Row: 5, Col: 2, Value: 2.92

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal and state income tax rate of 39.26% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in
mind that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Scott Orr)

An interview with Scott Orr, Portfolio Manager of Spartan Arizona
Municipal Money Market Fund

Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE PAST SIX
MONTHS?

A. As the period began, the market was in a state of turmoil as it shifted from expectations that the Federal Reserve Board would "tighten," or raise, short-term interest rates to anticipation that the Fed would lower them instead. Looking back to early summer 1998, signs such as a very low unemployment rate and sustained economic growth pointed to the potential for inflationary pressures. But inflation had remained benign, in part because economic problems overseas helped dampen economic growth. However, those international problems intensified in August, when Russia defaulted on some of its outstanding debt and the value of its currency plummeted. This sparked concerns that currency devaluations would take place in other emerging-market countries, such as those in Latin America. Global stock markets went into a freefall, and investors worldwide flocked to U.S. Treasury securities in pursuit of a safe haven to withstand this turmoil. Further problems arose in early fall when rumors of the potential collapse of certain hedge funds hit the market.

Q. YOU MENTIONED THAT THESE DEVELOPMENTS LED TO A SHIFT IN MARKET
SENTIMENT . . .

A. That's right. Market sentiment quickly swung to an anticipation of a Fed "easing," or cut, in the rate banks charge each other for overnight loans - known as the fed funds rate. The easing would aim to help sustain economic growth and maintain liquidity in the markets. The Board followed through with three 0.25 percentage point decreases at the end of September, on October 15 and again on November 17. In total, the fed funds rate fell from 5.50% to 4.75%. These moves helped bring stability back to the world markets. Throughout this turmoil, the U.S. economy continued to chug along, with gross domestic product growing at a brisk annual rate of 6.1% in the fourth quarter of 1998. The manufacturing sector - one of the only parts of the domestic economy that had shown signs of weakness - began to rebound and employment growth continued to be strong. In spite of these developments, inflation remained in check.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. The fund, as is the case most of the time, had to deal with a lack of supply of one-year, fixed-rate notes and bonds in the Arizona market. Consequently, I looked for short-term, variable-rate securities that offered compelling values. On August 31, 1998, the fund had an average maturity of 55 days, a bit longer than its competitors. I kept the fund in the 50- to 60-day range until December by looking for securities that I felt locked in rates that would perform well relative to variable-rate alternatives. By the end of December, the maturity had rolled down to the mid-40s, and ended the period at 29 days, as I avoided fixed-rate issues because the relative yields on variable-rate notes were more attractive. At the end of the period, the fund was positioned fairly defensively - with an average maturity somewhat shorter than its competitors - because I anticipated an environment of either steady Fed policy or, possibly, a move by the Board to raise the fed funds rate.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on February 28, 1999, was 2.58%, compared to 3.01% six months ago. The more recent seven-day yield was the equivalent of a 4.25% taxable rate of return for Arizona investors in the 39.26% combined state and federal income tax bracket, and reflects that a portion of the fund's income was subject to state taxes. Through February 28, 1999, the fund's six-month total return was 1.40%, compared to 1.32% for the all tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK?

A. At the end of the period, the Fed appeared content with its interest-rate stance, adopting a "wait and see" attitude in order to determine what effect its moves will have on the economy. The Fed probably won't need to lower rates further as long as no new significant global financial crisis erupts. However, I do think the Fed is becoming wary as the economy continues to thrive and the possibility of inflationary pressures persist. Many economists expect the Fed to switch gears in the near future and raise rates in response to economic strength, but I'm not ready to jump on that bandwagon yet. Rather, I expect rates will remain unchanged for the next few months unless we see compelling economic news consistently pointing to the need for the Fed to slow the economy. By the summer, the Fed may have enough ammunition to raise interest rates if the economy continues on the same path.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: high current tax-free
income for Arizona residents
while maintaining a stable
$1.00 share price

FUND NUMBER: 433

TRADING SYMBOL: FSAXX

START DATE: October 11,
1994

SIZE: as of February 28,
1999, more than $95 million

MANAGER: Scott Orr, since
1997; manager, various
Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1989

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S INVESTMENTS 2/28/99  % OF FUND'S INVESTMENTS   % OF FUND'S  INVESTMENTS
                                                                8/31/98                   2/28/98

  0 - 30                        72                               60                        68

 31 - 90                        12                               24                        14

 91 - 180                       16                               4                         10

181 - 397                       0                                12                        8

WEIGHTED AVERAGE MATURITY

                               2/28/99                          8/31/98                   2/28/98

Spartan Arizona Municipal      29 DAYS                          55 days                   38 days
Money Market

All Tax-Free Money Market      42 DAYS                          44 days                   43 days
Funds Average *



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF FEBRUARY 28, 1999

Variable rate demand
notes (VRDNs) 69%
Commercial paper
(including CP mode) 15%
Tender bonds 0%
Municipal notes 0%
Other 16%

Row: 1, Col: 1, Value: 69.0
Row: 1, Col: 2, Value: 15.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 16.0

AS OF AUGUST 31, 1998

Variable rate demand
notes (VRDNs) 54%
Commercial paper
(including CP mode) 19%
Tender bonds 1%
Municipal notes 1%
Other 25%

Row: 1, Col: 1, Value: 54.0
Row: 1, Col: 2, Value: 18.5
Row: 1, Col: 3, Value: 1.5
Row: 1, Col: 4, Value: 1.5
Row: 1, Col: 5, Value: 24.5

*SOURCE:  IBC'S MONEY FUND REPORT (REGISTERED TRADEMARK)

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

INVESTMENTS FEBRUARY 28, 1999 (UNAUDITED)


Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES - 100%

                               PRINCIPAL AMOUNT                VALUE (NOTE 1)

ARIZONA - 99.9%

Apache County Ind. Dev. Auth.
Ind. Rev.:

(Imperial Components, Inc.)    $ 1,900,000                     $ 1,900,000
Series 1996, 3.15%,  LOC
Harris Trust & Savings Bank,
Chicago, VRDN (a)(d)

(Tucson Elec. Pwr. Co.-         1,000,000                       1,000,000
Springerville Proj.) Series
1983 C, 2.95%, LOC Societe
Generale, France, VRDN (a)

(Tuscon Elec. Pwr. Co.-         2,000,000                       2,000,000
Springerville Proj.) Series
1985 A, 2.9%, LOC Toronto
Dominion Bank, VRDN (a)

Arizona Edl. Ln. Marketing      11,000,000                      11,000,000
Corp. Series 1991 A, 3.05%,
LOC Dresdner Bank AG, VRDN
(a)(d)

Arizona Trans. Board Excise     2,000,000                       2,012,500
Tax Rev. Bond (Maricopa
County Reg'l. Area) Series
B, 5.5% 7/1/99 (AMBAC
Insured)

Arizona Trans. Board Hwy.       2,000,000                       2,014,960
Rev. Bond Series A, 5.9%
7/1/99

Chandler Gen. Oblig. Bond       2,150,000                       2,163,283
5.5% 7/1/99

Chandler Ind. Dev. Auth.        3,000,000                       3,000,000
Multi-family Hsg. Rev. Rfdg.
(South Park Apts.) Series
1989, 3%, LOC Citibank, New
York NA, VRDN (a)

Coconino County Ind. Dev.       1,000,000                       1,000,000
Rev. (Citizens Utils. Proj.)
 Series 1997, 3.05%, VRDN
(a)(d)

Flagstaff Ind. Dev. Auth.       2,600,000                       2,600,000
(Norton Envir., Inc. Proj.)
Series 1997, 3.1%, LOC Key
Bank, NA, VRDN (a)(d)

Glendale Ind. Dev. Auth. Rev.   1,700,000                       1,700,000
(Superior Bedding Co. Proj.)
Series 1994, 3.15%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (a)(d)

Maricopa County Cmnty.          4,900,000                       4,915,294
College District Bond 4.5%
7/1/99

Maricopa County Ind. Dev.       1,000,000                       1,000,000
Auth. Ind. Dev. Rev.
(Clayton Homes Proj.) Series
1998, 3.05%, LOC Wachovia
Bank NA, VRDN (a)(d)

Maricopa County Poll. Cont.
Rev.:

Bonds (Southern California      1,000,000                       1,000,000
Edison Co.) Series 1985 F,
3.15% 3/8/99, CP mode

(Arizona Pub. Svc. Co.)         1,500,000                       1,500,000
Series 1994 E, 3.25%, LOC
Bank of America Nat'l. Trust
& Savings Assoc., VRDN (a)

(Arizona Pub. Svc. Co./Palo     1,700,000                       1,700,000
Verde Proj.) Series C,
3.25%, LOC Toronto Dominion
Bank, VRDN (a)

Mohave County Ind. Dev. Auth.
Ind. Dev. Rev. Bonds:

(Citizens Util. Proj.) Series   2,900,000                       2,900,000
1993 E, 2.75% 4/6/99,  CP
mode (d)

(Citizens Util. Proj.) Series   2,500,000                       2,500,000
1993 E, 2.85% 4/7/99,  CP
mode (d)

Phoenix Civic Impt. Board       1,920,000                       1,920,000
Aprt. Rev. Participating
VRDN Series PA 405, 3.01%
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                               PRINCIPAL AMOUNT                VALUE (NOTE 1)

ARIZONA - CONTINUED

Phoenix Gen. Oblig.:

Participating VRDN Series PA   $ 2,430,000                     $ 2,430,000
236, 3.01% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Series 1995 2, 3.2% (BPA        2,900,000                       2,900,000
Morgan Guaranty Trust Co.,
NY), VRDN (a)

Phoenix Ind. Dev. Auth.
Multi-family Hsg. Rev.:

(Bell Square Apt. Proj.)        1,000,000                       1,000,000
Series 1995, 3.1%, LOC Gen.
Elec. Cap. Corp., VRDN (a)

(Lynwood Apt. Proj.) Series     4,000,000                       4,000,000
1994, 2.95%, LOC Fed. Home
Ln. Bank, San Francisco,
VRDN (a)

(Paradise Shadows II Apts.      3,825,000                       3,825,000
Proj.) Series 1989, 3%,  LOC
Citibank, New York NA, VRDN
(a)

Phoenix Ind. Dev. Auth. Rev.:

(Plastican Proj.) Series        4,000,000                       4,000,000
1997, 3.1%, LOC Fleet Bank
NA, VRDN (a)(d)

Rfdg. (V.A.W. of America        1,000,000                       1,000,000
Proj.) Series 1997, 3.1%,
LOC NationsBank NA, VRDN
(a)(d)

Phoenix Ind. Dev. Auth.         1,000,000                       1,000,000
Participating VRDN Series PT
1082, 3.01% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Pima County Ind. Dev. Auth.     1,990,000                       1,990,000
Multi-family Hsg. Rev.  (La
Cholla Apt. Proj.) Series
1996, 3%, LOC Chase  Bank of
Texas NA, VRDN (a)

Pima County Street & Hwy.       3,000,000                       3,018,551
Rev. Series 1998, 5% 7/1/99
(FSA Insured)

Pinal County Ind. Dev. Auth.    3,940,000                       3,940,000
Hosp. Rev. (Casa Grande Med.
Ctr. Proj.) Series 1995, 3%,
LOC Chase Manhattan Bank,
VRDN (a)

Pinal County Ind. Dev. Poll.    2,800,000                       2,800,000
Cont. Rev. (Magma Copper Co.
Proj./Newmont Mining Corp.)
Series 1984, 3.2%,  LOC
Nat'l. Westminster Bank PLC,
VRDN (a)

Salt River Proj. Agric. Impt.
& Pwr. District:

2.95% 4/5/99, CP                3,000,000                       3,000,000

3.15% 3/9/99, CP                1,000,000                       1,000,000

Tucson Arpt. Auth. Spl.         1,300,000                       1,300,000
Facility Rev. (LearJet,
Inc.)  Series 1998 A, 3.1%,
LOC NationsBank NA, VRDN (a)

Yavapai County Ind. Dev.        3,000,000                       3,000,000
Auth. Ind. Dev. Rev. Bonds
(Citizens Util.) Series
1993, 2.75% 4/6/99, CP mode
(d)

Yuma County Ind. Dev. Auth.     2,000,000                       2,000,000
Rev. (Meadowcraft, Inc.
Proj.) Series 1997, 3.1%,
LOC NationsBank NA, VRDN
(a)(d)

                                                                90,029,588

MUNICIPAL SECURITIES -
CONTINUED

                               SHARES                          VALUE (NOTE 1)

OTHER - 0.1%

Municipal Central Cash Fund    $ 104,343                       $ 104,343
(b)(c)

TOTAL INVESTMENT IN                                            $ 90,133,931
SECURITIES - 100%

Total Cost for Income Tax Purposes                             $ 90,133,931

SECURITY TYPE ABBREVIATIONS
CP - COMMERCIAL PAPER

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 2.95%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                         FEBRUARY 28, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 90,133,931
value -  See accompanying
schedule

Receivable for fund shares                 4,983,680
sold

Interest receivable                        324,987

 TOTAL ASSETS                              95,442,598

LIABILITIES

Payable to custodian bank       $ 20,561

Payable for fund shares          94,024
redeemed

Distributions payable            9,628

Accrued management fee           35,418

Other payables and accrued       127
expenses

 TOTAL LIABILITIES                         159,758

NET ASSETS                                $ 95,282,840

Net Assets consist of:

Paid in capital                           $ 95,256,190

Accumulated net realized gain              26,650
(loss) on investments

NET ASSETS, for 95,256,192                $ 95,282,840
shares outstanding

NET ASSET VALUE, offering                  $1.00
price and redemption price
per share ($95,282,840
(divided by) 95,256,192
shares)

STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED FEBRUARY
                               28, 1999 (UNAUDITED)

INTEREST INCOME                         $ 1,515,465

EXPENSES

Management fee               $ 230,086

Non-interested trustees'      174
compensation

 Total expenses before        230,260
reductions

 Expense reductions           (1,558)    228,702

NET INTEREST INCOME                      1,286,763

NET REALIZED GAIN (LOSS) ON              8
INVESTMENTS

NET INCREASE IN NET ASSETS              $ 1,286,771
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 SIX MONTHS ENDED FEBRUARY 28,  YEAR ENDED AUGUST 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 1,286,763                    $ 3,049,535

 Net realized gain (loss)         8                              39,199

 NET INCREASE (DECREASE) IN       1,286,771                      3,088,734
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (1,286,763)                    (3,049,535)
from net interest income

Share transactions at net         60,379,352                     86,116,142
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  1,218,671                      2,968,682
distributions from net
interest income

 Cost of shares redeemed          (60,838,410)                   (82,735,176)

 NET INCREASE (DECREASE) IN       759,613                        6,349,648
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       759,621                        6,388,847
IN NET ASSETS

NET ASSETS

 Beginning of period              94,523,219                     88,134,372

 End of period                   $ 95,282,840                   $ 94,523,219



FINANCIAL HIGHLIGHTS
                                 SIX MONTHS ENDED FEBRUARY 28,  YEARS ENDED AUGUST 31,
                                 1999

                                 (UNAUDITED)                    1998                    1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000                        $ 1.000                 $ 1.000   $ 1.000   $ 1.000
of period

Income from Investment            .014                           .034                    .033      .035      .034
Operations Net interest
income

Less Distributions

From net interest income          (.014)                         (.034)                  (.033)    (.035)    (.034)

Net asset value, end of period   $ 1.000                        $ 1.000                 $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                 1.40%                          3.41%                   3.39%     3.52%     3.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 95,283                       $ 94,523                $ 88,134  $ 82,741  $ 52,566
(000 omitted)

Ratio of expenses to average      .50% A                         .36% D                  .35% D    .22% D    .06% A, D
net assets

Ratio of net interest income      2.79% A                        3.36%                   3.34%     3.44%     3.91% A
to average net assets


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD OCTOBER 11, 1994 (COMMENCEMENT OF OPERATIONS) TO
AUGUST 31, 1995.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Spartan Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust
II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the income fund less than 180 days are subject to a short-term trading fee equal to
 .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $5,914,690 and $3,195,952, respectively.
The market value of futures contracts opened and closed during the period amounted to $253,988 and $627,217, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income fund and money market fund, respectively.

FMR also bears the cost of providing shareholder services to the money market fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $383 for the period.

SUB-ADVISER FEE. As the money market and the income (effective January 1, 1999) funds' investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The money market fund may be subject to a special assessment of up to approximately 2.5 times the money market fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the money market fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

FMR has entered into arrangements on behalf of each fund with the funds' custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, the income fund's and money market fund's expenses were reduced by $1,429 and $1,558, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

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INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President -
MONEY MARKET FUND
Scott A. Orr, Vice President -
MONEY MARKET FUND
Dwight D. Churchill, Vice President -
INCOME FUND
Christine J. Thompson, Vice President -
INCOME FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

AZI/SPZ-SANN-0499  73877
1.700927.101

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson -
MONEY MARKET FUND

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  and
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Corporate Headquarters
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www.fidelity.com


FIDELITY
EXPORT AND MULTINATIONAL
FUND

SEMIANNUAL REPORT
FEBRUARY 28, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of the major shifts
                          in the fund's investments
                          over the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  16  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 20  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

February proved to be a challenging month for the U.S. stock and bond markets. Instances of profit worries and brisk selling in the technology sector hampered the equity markets at times. Financial shares, however, turned in their strongest performance in recent months. Meanwhile, bond markets were unsettled by strong economic data and Federal Reserve Chairman Alan Greenspan's concerns that the Fed's rate cuts last fall may have overstimulated the economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 28, 1999  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY EXPORT AND              31.62%         15.32%       188.65%
MULTINATIONAL

FIDELITY EXPORT AND              27.67%         11.86%       179.99%
MULTINATIONAL (INCL. 3.00%
SALES CHARGE)

S&P 500 (registered trademark)   30.28%         19.74%       197.93%

Growth Funds Average             29.91%         13.19%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on October 4, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,105 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 28, 1999    PAST 1 YEAR  LIFE OF FUND

FIDELITY EXPORT AND                15.32%       27.21%
MULTINATIONAL

FIDELITY EXPORT AND                11.86%       26.33%
MULTINATIONAL (INCL. 3.00%
SALES CHARGE)

S&P 500                            19.74%       28.12%

Growth Funds Average               13.19%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Export and Multinational    S&P 500
             00332                       SP001
  1994/10/04       9700.00                    10000.00
  1994/10/31      10252.90                    10405.06
  1994/11/30       9932.80                    10026.11
  1994/12/31       9942.83                    10174.80
  1995/01/31       9729.22                    10438.63
  1995/02/28      10185.58                    10845.42
  1995/03/31      10418.61                    11165.47
  1995/04/30      10942.94                    11494.29
  1995/05/31      11389.59                    11953.72
  1995/06/30      12583.90                    12231.41
  1995/07/31      13516.04                    12637.00
  1995/08/31      13807.33                    12668.72
  1995/09/30      14302.53                    13203.34
  1995/10/31      13083.96                    13156.20
  1995/11/30      13371.84                    13733.76
  1995/12/31      13146.10                    13998.27
  1996/01/31      12753.38                    14474.77
  1996/02/29      13104.76                    14608.95
  1996/03/31      12846.39                    14749.64
  1996/04/30      14717.02                    14967.05
  1996/05/31      15843.54                    15353.05
  1996/06/30      14799.70                    15411.54
  1996/07/31      13993.57                    14730.66
  1996/08/31      15347.46                    15041.33
  1996/09/30      16887.37                    15887.86
  1996/10/31      16933.63                    16326.04
  1996/11/30      18180.93                    17560.13
  1996/12/31      18226.32                    17212.26
  1997/01/31      19205.65                    18287.68
  1997/02/28      18073.98                    18431.06
  1997/03/31      16898.79                    17673.73
  1997/04/30      17170.83                    18728.85
  1997/05/31      19183.88                    19869.06
  1997/06/30      20533.18                    20759.20
  1997/07/31      21991.28                    22411.01
  1997/08/31      21784.53                    21155.54
  1997/09/30      23808.47                    22314.23
  1997/10/31      22880.80                    21568.93
  1997/11/30      22674.22                    22567.36
  1997/12/31      22544.27                    22954.84
  1998/01/31      23007.87                    23208.72
  1998/02/28      24279.46                    24882.54
  1998/03/31      25431.84                    26156.77
  1998/04/30      25272.89                    26419.91
  1998/05/31      24345.69                    25965.75
  1998/06/30      26054.39                    27020.48
  1998/07/31      25882.20                    26732.71
  1998/08/31      21272.68                    22867.69
  1998/09/30      23100.59                    24332.60
  1998/10/31      23765.32                    26311.81
  1998/11/30      25181.25                    27906.57
  1998/12/31      27596.65                    29514.55
  1999/01/31      28651.65                    30748.85
  1999/02/26      27999.21                    29793.17
IMATRL PRASUN   SHR__CHT 19990228 19990309 111916 R00000000000056

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Export and Multinational Fund on October 4, 1994, when the fund started and the current 3.00% sales charge was paid. As the chart shows, by February 28, 1999, the value of the investment would have grown to $27,999 - a 179.99% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $29,793 - a 197.93% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Despite a volatile month of February,
U.S. stocks posted strong returns for
the six-month period ending
February 28, 1999. In that time, the
Standard & Poor's 500 Index - a
popular gauge of U.S. stock
performance - returned 30.28%.
The period was marked by global
uneasiness, three interest-rate cuts,
the continued strength of blue-chip
stocks and the overall moodiness of
technology and Internet stocks. In
the late summer of 1998, wary stock
investors moved into safer
investments as news of Russia's
currency devaluation and loan
defaults spread. As a result, U.S.
Treasuries and stocks of larger,
better-known companies benefited.
Shortly thereafter, the U.S. Federal
Reserve Board announced three
separate 0.25% interest-rate cuts in
an effort to replenish investor
confidence. These pre-emptive
strikes - in conjunction with
soaring Internet and technology
issues - helped get the equity
market back on its feet and then
some. At the end of 1998, the S&P
500 had recorded its fourth straight
year of 20%-plus returns. January
1999 saw the S&P 500, Dow Jones
Industrial Average and NASDAQ
all reach record highs. The market's
direction in February was largely
dictated by the daily ups and
downs of technology and Internet
stocks and fears that the Fed may
have to increase interest rates. In
February, the S&P 500 fell 3.11%,
while the technology-laden
NASDAQ declined 8.69%.

(photograph of Adam Hetnarski)

An interview with Adam Hetnarski, Portfolio Manager of Fidelity
Export and Multinational Fund

Q. HOW DID THE FUND PERFORM, ADAM?

A. The fund did well. For the six months that ended February 28, 1999, the fund returned 31.62%. This topped the Standard & Poor's 500 Index, which returned 30.28% during the same period. The growth funds average
- as tracked by Lipper Inc. - had a six-month return of 29.91% as of February 28, 1999. For the 12 months that ended February 28, 1999, the fund returned 15.32%, while the S&P 500 and Lipper peer group returned 19.74% and 13.19%, respectively.

Q. WHAT FACTORS CONTRIBUTED POSITIVELY TO THE FUND'S PERFORMANCE
DURING THE PERIOD?

A. Good stock picking in several key growth areas of the market - including technology, pharmaceuticals and medical technology - helped performance. Technology-related companies such as Nokia and Microsoft were solid gainers, while drug stock Merck and medical technology names such as Medtronic and Sofamor/Danek performed well. In terms of strategies that worked well, my decision to de-emphasize companies with exposure to corporate PC sales proved beneficial, as that area of PC unit growth slowed during the period. Also, by adding to the fund's positions in large multinational companies such as General Electric, I increased the average size of the stocks in the portfolio. This strategy also contributed positively to performance.

Q. HOW WOULD YOU DESCRIBE THE CLIMATE OVER THE PAST SIX MONTHS FOR EXPORTERS AND MULTINATIONALS?

A. Exporters were still being hurt by problems in emerging markets, but some of the larger, well-run multinational companies presented good opportunities. Some of these companies - Citigroup and General Electric being good examples - tried to leverage their business exposure in regions such as Russia and Asia by acquiring cheap assets with future growth potential. Citigroup, for instance, has been growing its assets in Japan nicely, but hasn't been rewarded from an earnings standpoint. The company is hoping that the future will bode well in that regard.

Q. TECHNOLOGY STOCKS LED THE MARKET'S CHARGE THROUGH MUCH OF THE
PERIOD, BUT YOU DECREASED THE FUND'S HOLDINGS IN THIS AREA - FROM
AROUND 26% SIX MONTHS AGO TO JUST UNDER 13%. WHY?

A. The fund's technology holdings were lightened due in part to my outlook on PC sales during the period. Despite the surprising strength of consumer PC sales in November and December 1998, I continued to be bearish on overall PC unit growth and profitability. Corporate PC sales were weak during the period, and it's my belief that the positive consumer PC sales numbers masked this weakness. Corporate PCs are typically priced higher than retail boxes and thus yield higher profit margins. Past trends also show that consumer PC sales typically slow during the first half of the year.

Q. TWO STOCKS NEW TO THE FUND'S TOP-HOLDINGS AT THE END OF THE PERIOD WERE LILLY (ELI) & CO. AND MEDTRONIC. WHAT DID YOU LIKE ABOUT THESE STOCKS?

A. Both companies were in the process of developing what I felt were promising products. Lilly - which makes the popular anti-depressant drug Prozac - is preparing to roll out a new diabetes treatment drug known as Actos in the summer of 1999. At the close of the period, Lilly was still awaiting approval on Actos from the Federal Drug Administration. Medtronic, on the other hand, has experienced solid revenue and earnings growth from its heart rhythm management products.

Q. ASIDE FROM SOME OF THE STOCKS YOU'VE MENTIONED, WHICH OTHERS
PERFORMED WELL? WHICH DIDN'T?

A. Several of the fund's finance-related investments registered good results. Providian, a California-based company that provides a wide range of credit services, performed well, as did Citicorp, which merged with Travelers during the period to form Citigroup. The biggest disappointment was Monsanto, which suffered after American Home Products withdrew its acquisition bid.

Q. WHAT'S YOUR OUTLOOK?

A. I'm going to be as flexible as I possibly can. I don't want to become overly enamored with one particular group of stocks over another. I'll be watching the PC trend I mentioned earlier, as well as overall market valuations, which have been very high lately. The well-worn cliche of "buy low and sell high" will be quite applicable going forward as I try to find the Ciscos and Microsofts of tomorrow.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: to increase the value of
the fund's shares by investing
mainly in the equity securities
of U.S. companies that are
expected to benefit from
exporting or selling their
goods or services outside the
U.S.

FUND NUMBER: 332

TRADING SYMBOL: FEXPX

START DATE: October 4, 1994

SIZE: as of February 28,
1999, more than $396 million

MANAGER: Adam Hetnarski,
since September 1998;
associate portfolio manager,
Fidelity Export and
Multinational Fund, July
1998-September 1998;
manager, Fidelity Select
Technology Portfolio,
1996-1998; analyst,
networking, electronics,
CAD/CAM and other
technology-related industries,
1994-1998; joined Fidelity
in 1991

ADAM HETNARSKI TALKS ABOUT
ENERGY STOCKS, THE INTERNET
CRAZE AND RUNNING A
CONCENTRATED FUND:

ENERGY STOCKS: "The fund's
exposure to energy stocks rose
from 1% six months ago to around
8.7% at the end of the period, but
the increase was gradual. Overall,
energy stocks detracted from
performance but I feel the sector is
poised for a rebound. Towards the
end of February, in fact, the price
of oil had started to climb back up."

INTERNET: "Several of the fund's
investments - including MCI
WorldCom, eBay and Yahoo! -
benefited from the tremendous
growth and popularity of the
Internet, but valuations got a bit
extreme during the period. It's
hard to assess the accurate value
of certain Internet stocks,
because many concepts - such as
the effectiveness of online
advertising - are still unproven."

PORTFOLIO CONCENTRATION: "At
the close of the period, the fund's
top-10 holdings represented around
40% of its total investments. I've
always felt the level of my
conviction in a particular stock
should be reflected - sort of like
putting your money where your
mouth is. The top-10 holdings are
typically my best ideas and will
generally be responsible for much
of the fund's absolute return."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF FEBRUARY
28, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Time Warner, Inc.               6.0                      3.8

MCI WorldCom, Inc.              5.9                      5.1

Merck & Co., Inc.               5.8                      2.4

General Electric Co.            4.8                      0.6

Lilly (Eli) & Co.               3.3                      1.7

Citigroup, Inc.                 3.1                      0.7

Fannie Mae                      2.9                      1.2

Microsoft Corp.                 2.8                      4.4

Providian Financial Corp.       2.6                      0.0

OY Nokia AB sponsored ADR       2.6                      0.0

TOP FIVE MARKET SECTORS AS OF
FEBRUARY 28, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

HEALTH                          17.5                     16.8

FINANCE                         13.8                     5.7

TECHNOLOGY                      12.9                     26.0

INDUSTRIAL MACHINERY &          9.0                      2.4
EQUIPMENT

ENERGY                          8.7                      1.0


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF FEBRUARY 28, 1999 *

Stocks  96.0%
Short-term
investments 4.0%
*FOREIGN
INVESTMENTS 5.3%

Row: 1, Col: 1, Value: 96.0
Row: 1, Col: 2, Value: 4.0

AS OF AUGUST 31, 1998 **

Stocks  95.9%
Short-term
investments 4.1%
**FOREIGN
INVESTMENTS 4.0%

Row: 1, Col: 1, Value: 95.90000000000001
Row: 1, Col: 2, Value: 4.1



INVESTMENTS FEBRUARY 28, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.0%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.1%

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            10,000                     $ 604,375

BASIC INDUSTRIES - 1.9%

CHEMICALS & PLASTICS - 0.2%

Ivex Packaging Corp. (a)          40,000                      605,000

METALS & MINING - 1.7%

Alcoa, Inc.                       40,000                      1,620,000

Martin Marietta Materials,        100,000                     5,131,250
Inc.

                                                              6,751,250

TOTAL BASIC INDUSTRIES                                        7,356,250

CONSTRUCTION & REAL ESTATE -
0.0%

BUILDING MATERIALS - 0.0%

Southdown, Inc.                   3,600                       169,875

DURABLES - 0.4%

AUTOS, TIRES, & ACCESSORIES -
0.4%

AutoZone, Inc. (a)                49,000                      1,715,000

ENERGY - 8.7%

ENERGY SERVICES - 1.3%

Baker Hughes, Inc.                60,000                      1,080,000

ENSCO International, Inc.         225,000                     1,996,875

Halliburton Co.                   30,000                      847,500

Marine Drilling Companies,        203,000                     1,294,125
Inc. (a)

                                                              5,218,500

OIL & GAS - 7.4%

Amerada Hess Corp.                31,000                      1,406,625

Anadarko Petroleum Corp.          70,000                      1,925,000

BP Amoco PLC sponsored ADR        92,632                      7,873,720

Chevron Corp.                     35,000                      2,690,625

Noble Affiliates, Inc.            113,000                     2,556,625

Total SA sponsored ADR            32,500                      1,677,813

USX-Marathon Group                298,400                     6,173,150

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Vastar Resources, Inc.            60,100                     $ 2,313,850

Weatherford International,        145,000                     2,465,000
Inc. (a)

                                                              29,082,408

TOTAL ENERGY                                                  34,300,908

FINANCE - 13.8%

BANKS - 2.7%

Bank of New York Co., Inc.        50,000                      1,746,875

Bank One Corp.                    80,000                      4,300,000

Comerica, Inc.                    70,000                      4,637,500

                                                              10,684,375

CREDIT & OTHER FINANCE - 5.7%

Citigroup, Inc.                   210,000                     12,337,500

Providian Financial Corp.         100,350                     10,248,244

                                                              22,585,744

FEDERAL SPONSORED CREDIT - 5.1%

Fannie Mae                        161,400                     11,298,000

Freddie Mac                       145,000                     8,536,875

                                                              19,834,875

SECURITIES INDUSTRY - 0.3%

Affiliated Managers Group,        45,000                      1,170,000
Inc. (a)

TOTAL FINANCE                                                 54,274,994

HEALTH - 17.5%

DRUGS & PHARMACEUTICALS - 13.3%

Amgen, Inc. (a)                   30,000                      3,746,250

Forest Laboratories, Inc. (a)     92,000                      4,548,250

Lilly (Eli) & Co.                 135,400                     12,820,688

Merck & Co., Inc.                 280,000                     22,890,000

Schering-Plough Corp.             70,000                      3,915,625

Warner-Lambert Co.                67,900                      4,689,344

                                                              52,610,157

MEDICAL EQUIPMENT & SUPPLIES
- 4.1%

AVECOR Cardiovascular, Inc.       25,000                      296,875
(a)

Guidant Corp.                     2,000                       114,000

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Johnson & Johnson                 64,900                     $ 5,540,838

Medtronic, Inc.                   142,083                     10,034,612

                                                              15,986,325

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Health Management Associates,     30,000                      388,125
Inc. Class A (a)

TOTAL HEALTH                                                  68,984,607

INDUSTRIAL MACHINERY &
EQUIPMENT - 9.0%

ELECTRICAL EQUIPMENT - 6.6%

Avid Technology, Inc. (a)         40,000                      1,172,500

E Tek Dynamics, Inc. (a)          86,900                      2,954,600

General Electric Co.              187,000                     18,758,438

General Instrument Corp. (a)      106,000                     3,100,500

                                                              25,986,038

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.4%

Case Corp.                        30,000                      585,000

Manitowoc Co., Inc.               50,000                      1,843,750

Tyco International Ltd.           95,700                      7,123,669

                                                              9,552,419

TOTAL INDUSTRIAL MACHINERY &                                  35,538,457
EQUIPMENT

MEDIA & LEISURE - 7.4%

BROADCASTING - 7.0%

CBS Corp.                         50,000                      1,843,750

Jacor Communications, Inc.        28,000                      1,953,000
Class A (a)

Time Warner, Inc.                 365,400                     23,568,292

                                                              27,365,042

LEISURE DURABLES & TOYS - 0.3%

Hasbro, Inc.                      35,000                      1,295,000

LODGING & GAMING - 0.1%

Mirage Resorts, Inc. (a)          20,000                      390,000

TOTAL MEDIA & LEISURE                                         29,050,042

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

NONDURABLES - 5.4%

BEVERAGES - 2.6%

Anheuser-Busch Companies,         35,000                     $ 2,684,063
Inc.

PepsiCo, Inc.                     197,000                     7,412,125

                                                              10,096,188

HOUSEHOLD PRODUCTS - 0.8%

Clorox Co.                        27,000                      3,194,438

TOBACCO - 2.0%

Philip Morris Companies, Inc.     200,000                     7,825,000

TOTAL NONDURABLES                                             21,115,626

PRECIOUS METALS - 0.8%

Getchell Gold Corp. (a)           115,000                     2,982,813

RETAIL & WHOLESALE - 8.0%

APPAREL STORES - 2.0%

Abercrombie & Fitch Co. Class     90,500                      6,878,000
A (a)

Gap, Inc.                         14,000                      905,625

                                                              7,783,625

DRUG STORES - 0.5%

CVS Corp.                         40,000                      2,120,000

GENERAL MERCHANDISE STORES -
3.7%

Costco Companies, Inc. (a)        45,000                      3,614,063

Dollar Tree Stores, Inc. (a)      47,200                      1,888,000

Saks, Inc. (a)                    147,574                     5,303,441

Wal-Mart Stores, Inc.             43,000                      3,714,125

                                                              14,519,629

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.8%

Home Depot, Inc.                  20,000                      1,193,750

Lowe's Companies, Inc.            79,400                      4,709,413

Williams-Sonoma, Inc. (a)         40,300                      1,377,756

                                                              7,280,919

TOTAL RETAIL & WHOLESALE                                      31,704,173

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

SERVICES - 2.1%

ADVERTISING - 2.1%

Omnicom Group, Inc.               115,000                    $ 7,618,750

Outdoor Systems, Inc. (a)         20,000                      558,750

                                                              8,177,500

SERVICES - 0.0%

International Telecom Data        4,700                       64,625
Systems, Inc.

TOTAL SERVICES                                                8,242,125

TECHNOLOGY - 12.9%

COMMUNICATIONS EQUIPMENT - 3.3%

Com21, Inc. (a)                   120,000                     2,827,500

OY Nokia AB sponsored ADR         74,000                      10,036,250

                                                              12,863,750

COMPUTER SERVICES & SOFTWARE
- 7.5%

Cadence Design Systems, Inc.      7,500                       180,469
(a)

eBay, Inc. (a)                    12,000                      4,008,000

Exodus Communications, Inc.       12,300                      902,513
(a)

Intraware, Inc.                   100                         1,888

Intuit, Inc. (a)                  38,800                      3,838,775

J.D. Edwards & Co. (a)            45,000                      711,563

Microsoft Corp. (a)               72,600                      10,899,075

pcOrder.com, Inc. (a)             100                         4,713

VeriSign, Inc. (a)                18,500                      1,813,000

Visual Networks, Inc. (a)         40,000                      1,570,000

Yahoo!, Inc. (a)                  36,000                      5,526,000

                                                              29,455,996

COMPUTERS & OFFICE EQUIPMENT
- 0.8%

EMC Corp. (a)                     27,000                      2,764,125

HMT Technology Corp. (a)          65,500                      452,359

                                                              3,216,484

ELECTRONICS - 1.3%

Genesis Microchip, Inc. (a)       40,000                      1,260,000

Rambus, Inc. (a)                  9,700                       705,069

Uniphase Corp. (a)                37,000                      3,260,625

                                                              5,225,694

TOTAL TECHNOLOGY                                              50,761,924

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TRANSPORTATION - 0.2%

AIR TRANSPORTATION - 0.2%

Continental Airlines, Inc.        24,000                     $ 831,000
Class B (a)

UTILITIES - 7.8%

ELECTRIC UTILITY - 1.2%

AES Corp. (a)                     50,000                      1,859,375

PG&E Corp.                        92,300                      2,907,450

                                                              4,766,825

GAS - 0.5%

Williams Companies, Inc.          54,000                      1,998,000

TELEPHONE SERVICES - 6.1%

Cincinnati Bell, Inc.             37,200                      734,700

MCI WorldCom, Inc. (a)            282,903                     23,339,498

                                                              24,074,198

TOTAL UTILITIES                                               30,839,023

TOTAL COMMON STOCKS                                           378,471,192
(Cost $304,822,898)

CASH EQUIVALENTS - 4.0%



Taxable Central Cash Fund (b)     15,738,232                  15,738,232
(Cost $15,738,232)

TOTAL INVESTMENT IN                                         $ 394,209,424
SECURITIES - 100%
(Cost $320,561,130)

LEGEND
(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.80%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At February 28, 1999, the aggregate cost of investment securities for income tax purposes was $320,588,592. Net unrealized appreciation aggregated $73,620,832, of which $82,257,716 related to appreciated investment securities and $8,636,884 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 394,209,424
value (cost $320,561,130) -
See accompanying schedule

Receivable for investments                     25,280,600
sold

Receivable for fund shares                     267,167
sold

Dividends receivable                           197,233

Interest receivable                            70,349

Other receivables                              262,159

 TOTAL ASSETS                                  420,286,932

LIABILITIES

Payable for investments         $ 23,379,350
purchased

Payable for fund shares          420,906
redeemed

Accrued management fee           194,726

Other payables and accrued       99,509
expenses

 TOTAL LIABILITIES                             24,094,491

NET ASSETS                                    $ 396,192,441

Net Assets consist of:

Paid in capital                               $ 301,082,902

Accumulated net investment                     (34,031)
(loss)

Accumulated undistributed net                  21,495,276
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    73,648,294
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 19,647,026                    $ 396,192,441
shares outstanding

NET ASSET VALUE and                            $20.17
redemption price per share
($396,192,441 (divided by)
19,647,026 shares)

Maximum offering price per                     $20.79
share (100/97.00 of $20.17)

STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED FEBRUARY
                                     28, 1999 (UNAUDITED)

INVESTMENT INCOME                             $ 1,286,735
Dividends

Interest (including income on                  420,503
securities loaned of $5,670)

 TOTAL INCOME                                  1,707,238

EXPENSES

Management fee                   $ 1,142,920

Transfer agent fees               506,397

Accounting and security           107,575
lending fees

Non-interested trustees'          724
compensation

Custodian fees and expenses       16,171

Registration fees                 14,745

Audit                             16,134

Legal                             26,222

Miscellaneous                     802

 Total expenses before            1,831,690
reductions

 Expense reductions               (90,421)     1,741,269

NET INVESTMENT INCOME (LOSS)                   (34,031)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            22,955,446

 Foreign currency transactions    (10,868)     22,944,578

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            82,459,746

 Assets and liabilities in        62           82,459,808
foreign currencies

NET GAIN (LOSS)                                105,404,386

NET INCREASE (DECREASE) IN                    $ 105,370,355
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 SIX MONTHS ENDED FEBRUARY 28,  YEAR ENDED AUGUST 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ (34,031)                     $ (1,172,319)
income (loss)

 Net realized gain (loss)         22,944,578                     60,698,581

 Change in net unrealized         82,459,808                     (62,358,392)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       105,370,355                    (2,832,130)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (16,806,980)                   (91,163,265)
from net realized gains

Share transactions Net            17,618,627                     131,254,192
proceeds from sales of shares

 Reinvestment of distributions    16,386,066                     89,917,943

 Cost of shares redeemed          (84,078,046)                   (222,316,436)

 NET INCREASE (DECREASE) IN       (50,073,353)                   (1,144,301)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   19,511                         186,612

  TOTAL INCREASE (DECREASE)       38,509,533                     (94,953,084)
IN NET ASSETS

NET ASSETS

 Beginning of period              357,682,908                    452,635,992

 End of period (including        $ 396,192,441                  $ 357,682,908
accumulated net investment
loss    of $34,031 and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                             943,360                        6,800,437

 Issued in reinvestment of        1,021,577                      4,924,895
distributions

 Redeemed                         (4,590,349)                    (12,058,840)

 Net increase (decrease)          (2,625,412)                    (333,508)



FINANCIAL HIGHLIGHTS
                                 SIX MONTHS ENDED FEBRUARY 28,  YEARS ENDED AUGUST 31,
                                 1999

                                 (UNAUDITED)                    1998                    1997       1996       1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 16.06                        $ 20.02                 $ 14.85    $ 14.22    $ 10.00
of period

Income from Investment
Operations

Net investment income (loss) D    .00                            (.05)                   (.02)      (.05)      (.03)

Net realized and unrealized       4.88                           (.13)                   6.05       1.52       4.26
gain (loss)

Total from investment             4.88                           (.18)                   6.03       1.47       4.23
operations

Less Distributions

From net realized gain            (.77)                          (3.79)                  (.86)      (.84)      (.01)

Redemption fees added to paid     .00                            .01                     -          -          -
in capital

Net asset value, end of period   $ 20.17                        $ 16.06                 $ 20.02    $ 14.85    $ 14.22

TOTAL RETURN B, C                 31.62%                         (2.35)%                 41.94%     11.15%     42.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 396,192                      $ 357,683               $ 452,636  $ 267,059  $ 503,427
(000 omitted)

Ratio of expenses to average      .97% A                         .93%                    .98%       1.03%      1.22% A
net assets

Ratio of expenses to average      .92% A, F                      .88% F                  .91% F     1.00% F    1.22% A
net assets after expense
reductions

Ratio of net investment           (.02)% A                       (.25)%                  (.13)%     (.39)%     (.27)% A
income (loss) to average net
assets

Portfolio turnover rate           270% A                         281%                    429%       313%       245% A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 4, 1994 (COMMENCEMENT OF SALE OF SHARES) TO AUGUST 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Export and Multinational Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $493,308,628 and $565,444,760, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.

SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $36,298 on sales of shares of the fund all of which was retained.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

ACCOUNTING AND SECURITY LENDINGFEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $95,874 for the period.

5. SECURITY LENDING.

The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. At period end there were no loans outstanding.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $83,957 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $955 and $5,509, respectively, under these arrangements.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Abigail P. Johnson, Vice President
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

EXF-SANN-0499  73298
1.701149.101

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
ContrafundSM
ContrafundSM II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity FiftySM
Growth Company Fund
Large Cap Stock Fund
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(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)
Corporate Headquarters
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www.fidelity.com

SPARTAN(REGISTERED TRADEMARK)
GINNIE MAE
FUND

SEMIANNUAL REPORT
FEBRUARY 28, 1999

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  13  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 17  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

February proved to be a challenging month for the U.S. stock and bond markets. Instances of profit worries and brisk selling in the technology sector hampered the equity markets at times. Financial shares, however, turned in their strongest performance in recent months. Meanwhile, bond markets were unsettled by strong economic data and Federal Reserve Chairman Alan Greenspan's concerns that the Fed's rate cuts last fall may have overstimulated the economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 28,  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

SPARTAN GINNIE MAE          2.33%          5.79%        40.32%        81.58%

LB GNMA                     2.48%          6.08%        42.65%        n/a

GNMA Funds Average          1.53%          5.09%        36.84%        n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 27, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers GNMA Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years and are issued by the Government National Mortgage Association (GNMA). To measure how the fund's performance stacked up against its peers, you can compare it to the GNMA funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 56 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 28,  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

SPARTAN GINNIE MAE          5.79%        7.01%         7.57%

LB GNMA                     6.08%        7.36%         n/a

GNMA Funds Average          5.09%        6.47%         n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Spartan Ginnie Mae          LB GNMA
             00461                       LB020
  1990/12/31      10000.00                    10000.00
  1991/01/31      10104.29                    10149.46
  1991/02/28      10164.54                    10233.72
  1991/03/31      10239.66                    10307.56
  1991/04/30      10302.26                    10404.24
  1991/05/31      10368.05                    10489.17
  1991/06/30      10380.51                    10509.12
  1991/07/31      10535.21                    10688.74
  1991/08/31      10732.56                    10887.42
  1991/09/30      10902.32                    11079.23
  1991/10/31      11063.72                    11262.17
  1991/11/30      11128.99                    11340.22
  1991/12/31      11378.62                    11604.54
  1992/01/31      11291.21                    11460.85
  1992/02/29      11443.21                    11580.81
  1992/03/31      11373.35                    11514.96
  1992/04/30      11467.54                    11620.73
  1992/05/31      11671.03                    11825.40
  1992/06/30      11808.37                    11969.98
  1992/07/31      11791.74                    12074.86
  1992/08/31      11898.52                    12236.29
  1992/09/30      11982.17                    12345.17
  1992/10/31      11900.60                    12252.70
  1992/11/30      11955.78                    12308.58
  1992/12/31      12118.71                    12464.47
  1993/01/31      12269.40                    12621.24
  1993/02/28      12385.98                    12749.41
  1993/03/31      12468.37                    12819.26
  1993/04/30      12522.22                    12866.04
  1993/05/31      12592.37                    12954.30
  1993/06/30      12720.19                    13059.63
  1993/07/31      12787.91                    13114.62
  1993/08/31      12803.63                    13147.22
  1993/09/30      12802.46                    13158.52
  1993/10/31      12850.63                    13181.14
  1993/11/30      12777.48                    13162.29
  1993/12/31      12881.92                    13284.48
  1994/01/31      13025.29                    13388.92
  1994/02/28      12915.69                    13322.39
  1994/03/31      12612.69                    12962.72
  1994/04/30      12498.55                    12874.03
  1994/05/31      12515.63                    12910.84
  1994/06/30      12488.13                    12891.99
  1994/07/31      12740.52                    13143.45
  1994/08/31      12772.21                    13183.80
  1994/09/30      12606.72                    12998.20
  1994/10/31      12600.46                    12977.58
  1994/11/30      12555.14                    12940.99
  1994/12/31      12687.28                    13084.68
  1995/01/31      12956.44                    13355.66
  1995/02/28      13294.80                    13707.56
  1995/03/31      13343.77                    13774.75
  1995/04/30      13529.95                    13978.76
  1995/05/31      13956.47                    14405.61
  1995/06/30      14035.85                    14503.63
  1995/07/31      14075.42                    14534.23
  1995/08/31      14212.67                    14683.68
  1995/09/30      14349.40                    14827.37
  1995/10/31      14471.77                    14948.89
  1995/11/30      14622.51                    15121.63
  1995/12/31      14801.04                    15315.87
  1996/01/31      14909.36                    15422.53
  1996/02/29      14785.22                    15307.23
  1996/03/31      14747.77                    15268.20
  1996/04/30      14706.99                    15228.29
  1996/05/31      14649.50                    15177.06
  1996/06/30      14818.39                    15376.41
  1996/07/31      14870.63                    15434.29
  1996/08/31      14876.07                    15440.94
  1996/09/30      15110.47                    15699.49
  1996/10/31      15394.25                    16017.03
  1996/11/30      15619.54                    16250.08
  1996/12/31      15537.40                    16163.16
  1997/01/31      15639.71                    16287.34
  1997/02/28      15676.01                    16346.10
  1997/03/31      15516.41                    16184.89
  1997/04/30      15767.56                    16450.32
  1997/05/31      15923.99                    16619.07
  1997/06/30      16110.62                    16815.97
  1997/07/31      16395.44                    17121.09
  1997/08/31      16374.64                    17084.51
  1997/09/30      16565.59                    17311.57
  1997/10/31      16740.71                    17492.07
  1997/11/30      16783.63                    17545.73
  1997/12/31      16927.63                    17704.06
  1998/01/31      17088.75                    17875.02
  1998/02/28      17132.16                    17914.94
  1998/03/31      17195.72                    17990.78
  1998/04/30      17288.80                    18095.22
  1998/05/31      17431.45                    18218.73
  1998/06/30      17472.74                    18295.45
  1998/07/31      17566.12                    18398.34
  1998/08/31      17710.25                    18543.58
  1998/09/30      17941.64                    18762.89
  1998/10/31      17894.84                    18746.70
  1998/11/30      18003.56                    18852.70
  1998/12/31      18076.82                    18930.08
  1999/01/31      18179.64                    19064.68
  1999/02/26      18123.46                    19004.15
IMATRL PRASUN   SHR__CHT 19990228 19990309 111322 R00000000000101

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Ginnie Mae Fund on December 31, 1990, shortly after the fund started. As the chart shows, by February 28, 1999, the value of the investment would have grown to $18,123 - an 81.23% increase on the initial investment. For comparison, look at how the Lehman Brothers GNMA Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,004 - a 90.04% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED FEBRUARY 28,  YEARS ENDED AUGUST 31,

                  1999                           1998                    1997    1996    1995    1994

Dividend returns  3.02%                          6.87%                   7.21%   6.58%   7.86%   5.23%

Capital returns   -0.69%                         1.29%                    2.86%  -1.91%   3.42%  -5.48%

Total returns     2.33%                          8.16%                   10.07%  4.67%   11.28%  -0.25%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED FEBRUARY 28,  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR
1999

Dividends per share         4.85(cents)   30.62(cents)   63.46(cents)

Annualized dividend rate    6.22%         6.06%          6.23%

30-day annualized yield     5.84%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.16 over the past one month, $10.19 over the past six months and $10.18 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Volatility was an important factor in
the performance of the taxable
fixed-income spread sectors during
the six months that ended February
28, 1999. In that time, the Lehman
Brothers Aggregate Bond Index -
a widely followed measure of
taxable bond performance -
returned 1.61%. In the early stages
of the period, U.S. Treasuries were
top performers as a global flight
to safety occurred in late summer
and early fall. This trend - spurred
primarily by economic and financial
instability in Asia and Russia -
eventually resulted in a widening in
yield spreads and, combined with
hedge-fund liquidations,
diminished liquidity. In the four
months leading up to the end of
the period, however, fixed-income
spread sectors- including
agencies, corporate bonds, and
mortgage and asset-backed
securities - outperformed
comparable duration Treasuries as
investors took advantage of
favorable spreads. Three consecutive
interest-rate cuts by the Federal
Reserve Board served as the
catalysts, boosting investor
confidence and restoring some
measure of liquidity. For a sense
of how the various spread sectors
performed, the Lehman Brothers
Treasury Index had a six-month
return of 0.60% as of February 28,
1999, while the Lehman Brothers
Corporate Bond Index and Lehman
Brothers Mortgage Backed Securities
Index returned 2.40% and 2.33%,
respectively.

(photograph of Tom Silvia)

NOTE TO SHAREHOLDERS: Tom Silvia became Portfolio Manager of Spartan Ginnie Mae Fund on December 7, 1998.

Q. HOW DID THE FUND PERFORM, TOM?

A. For the six-month period that ended February 28, 1999, the fund had a total return of 2.33%. To get a sense of how the fund did relative to its competitors, the GNMA funds average returned 1.53% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers GNMA Index - which tracks the types of securities in which the fund invests - returned 2.48% for the same six-month period. For the 12-month period that ended February 28, 1999, the fund provided a total return of 5.79%. That compared to the 5.09% return of the GNMA funds average and the 6.08% return of the Lehman Brothers GNMA index for the same 12-month period.

Q. WHAT HELPED THE FUND BEAT ITS PEERS OVER THE PAST SIX MONTHS?

A. The main reason for the fund's stronger performance during the period was that its duration - which measures its sensitivity to interest-rate changes - was somewhat shorter than its average peer. The shorter a fund's duration, the less its share price will rise when interest rates fall and the less its price will fall when rates rise. Having a relatively short duration detracted from the fund's performance last fall when interest rates were still on the decline. But over the past four months or so, having a shorter-than-average duration was definitely a plus because interest rates rose quite a bit.

Q. WHY WAS THE GINNIE MAE MARKET SO VOLATILE DURING THE PAST SIX
MONTHS?

A. The simple answer is that investors' expectations for interest rates, inflation and economic growth shifted dramatically. At the beginning of the period, investors were concerned about economic and market instability in Southeast Asia, Japan, Russia and Latin America. Mix in the impending presidential impeachment trial and the well-publicized problems of a large hedge fund, and you had the makings of a textbook "flight to safety," in which global investors flocked to the liquidity and safety of U.S. Treasury securities. In the process, they left most types of fixed-income securities - including corporate, agency and mortgage bonds - out in the cold. Even though Ginnie Mae is a U.S. government agency and its securities - like Treasuries - enjoy the same full faith and credit backing of the U.S. government, investors almost exclusively gravitated to more liquid, or easily traded, Treasury bonds. Mortgage securities also performed poorly because lower interest rates fanned prepayment activity as more homeowners refinanced their home mortgages. In late 1998 and so far in 1999, however, interest and mortgage rates have risen, causing prepayments to slow and Ginnie Mae securities to perform better in response.

Q. WHICH OF THE FUND'S HOLDINGS PERFORMED BEST DURING THE PAST SIX MONTHS? WHICH LAGGED?

A. Securities made up of mortgages that were resilient to prepayment performed the best early on. Prepayment of a mortgage security can be problematic for Ginnie Mae bondholders because it means that they may be forced to reinvest the money back into the mortgage market when bond yields are lower. The fund's holdings in securities containing loans that originated between five and 10 years ago held up better than more recently issued securities. Even though they could have refinanced at lower interest rates, homeowners holding these "seasoned" mortgage loans chose not to do so. On the flip side, bonds issued more recently - between 1992 and 1996, for example - performed poorly earlier in the period and detracted from the fund's performance. But the best performers so far in 1999 have been the more recently issued variety. In January, I began adding to the fund's stake in newly issued securities because I felt they were very attractively priced. This was in part because prepayment fears had subsided in conjunction with evidence that the Federal Reserve may not be able to lower interest rates given the economy's strength.

Q. WHAT'S YOUR OUTLOOK, TOM?

A. I'm fairly optimistic about the prospects for Ginnie Mae securities. Given that they are priced attractively and offer higher yields compared to Treasuries, I believe that Ginnie Mae securities are poised for a period of better performance. The spread - or yield differential - between agencies and Treasuries is quite large when viewed on a historical basis, although the spread has narrowed some during the past two months. If spreads narrow further - as a function of less volatility in the fixed-income markets, for example - I think that Ginnie Mae securities could do well.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: to provide high current
income by investing mainly
in mortgage securities issued
by the Government National
Mortgage Association
(Ginnie Mae)

FUND NUMBER: 461

TRADING SYMBOL: SGNMX

START DATE: December 27,
1990

SIZE: as of February 28,
1999, more than $639
million

MANAGER: Tom Silvia, since
December 1998; manager,
various Fidelity and Spartan
government funds; joined
Fidelity in 1993

TOM SILVIA ON THE
GINNIE MAE MARKET:

"The Ginnie Mae market became
much more concentrated over the
past year. For example, within the
entire Ginnie Mae universe, only
5% was made up of securities
comprised of 15-year mortgages,
with the remaining 95% in 30-year
mortgages. In addition, about 87%
of the index was made up of
securities that were issued from
1992 on, which means there are
fewer `seasoned' mortgages, which
haven't been refinanced despite
homeowners being presented with
attractive opportunities to do so.
Finally, securities with 7%
mortgages made up nearly 25% of
the index, in large part because
falling interest rates prompted
large numbers of home loan
refinancings, which meant that a
lot of securities made up of
8%-10% mortgages were prepaid.
As a result, securities made up of
mortgages of between 6.5% and 8%
represented about 78% of the
index."

NOTE TO SHAREHOLDERS: On
November 19, 1998, the Board of
Trustees of Spartan Ginnie Mae
Fund voted to present a proposal to
shareholders to merge the fund
into Fidelity Ginnie Mae Fund. A
shareholder meeting is scheduled
for May 19, 1999. On or about
March 22, 1999, shareholders will
be sent proxy materials asking
them to vote on this and any
other proposals.


INVESTMENT CHANGES




COUPON DISTRIBUTION AS OF
FEBRUARY 28, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                    MONTHS AGO

6 - 6.99%                   20.2                     16.6

7 - 7.99%                   50.8                     47.9

8 - 8.99%                   16.9                     24.8

9 - 9.99%                   6.5                      5.4

10% and over                3.5                      3.8

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING
SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS
OF FEBRUARY 28, 1999

                                     6 MONTHS AGO

Years                          5.9   6.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF FEBRUARY 28,
1999

                                    6 MONTHS AGO

Years                         3.3   2.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES.
IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF FEBRUARY 28, 1999

Mortgage
securities* 97.9%
Short-term
investments 2.1%
*GNMA SECURITIES 96.2%

Row: 1, Col: 2, Value: 97.90000000000001
Row: 1, Col: 1, Value: 2.1


AS OF AUGUST 31, 1998

Mortgage
securities** 98.5%
Short-term
investments 1.5%
**GNMA SECURITIES 96.6%

Row: 1, Col: 2, Value: 98.5
Row: 1, Col: 1, Value: 1.5



INVESTMENTS FEBRUARY 28, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 97.9%

                                  PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - 0.2%

12.25% 6/1/15                     $ 583                           $ 657

12.5% 11/1/13 to 7/1/16            661,506                         751,680

13.25% 9/1/11                      295,623                         344,254

                                                                   1,096,591

FREDDIE MAC - 1.5%

8.5% 10/1/18 to 2/1/19             12,730                          13,471

9% 7/1/08 to 7/1/21                2,397,084                       2,517,318

9.75% 12/1/08 to 4/1/13            203,599                         216,155

10% 1/1/09 to 11/1/20              2,986,621                       3,208,390

10.25% 8/1/10 to 11/1/16           538,616                         582,466

10.5% 1/1/16 to 12/1/20            1,658,543                       1,843,656

12% 5/1/10 to 2/1/17               315,807                         361,779

12.5% 11/1/12 to 5/1/15            559,522                         648,519

13% 11/1/12 to 11/1/14             151,595                         178,006

13.5% 1/1/13 to 12/1/14            56,863                          67,447

                                                                   9,637,207

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 96.2%

6% 11/15/28 to 1/15/29             18,049,968                      17,514,065

6.5% 11/15/23 to 2/15/29           112,049,776                     111,389,870

7% 3/15/22 to 2/15/29              207,261,081                     210,195,983

7.5% 2/15/07 to 8/15/28            109,838,147                     113,067,441

8% 1/15/02 to 12/15/27             80,407,501                      83,824,032

8.5% 7/15/06 to 2/15/23            22,177,156                      23,551,762

9% 11/15/04 to 11/15/24            17,408,976                      18,629,581

9.5% 3/15/01 to 1/15/23            18,810,570                      20,180,977

10% 9/15/15 to 2/15/25             6,912,625                       7,513,047

10.5% 9/15/00 to 10/15/18          2,120,726                       2,326,064

11% 1/15/10 to 7/15/20             2,003,005                       2,236,271

11.5% 10/15/10 to 12/15/15         1,227,554                       1,379,522

12% 12/15/12 to 1/15/15            237,973                         268,887

13% 9/15/13 to 1/15/15             268,591                         310,562

                                                                   612,388,064

TOTAL U.S. GOVERNMENT AGENCY                                       623,121,862
- MORTGAGE SECURITIES
(Cost $621,047,835)


CASH EQUIVALENTS - 2.1%

                             MATURITY AMOUNT                 VALUE (NOTE 1)

Investments in repurchase    $ 13,694,545                    $ 13,689,000
agreements (U.S. Government
obligations), in a joint
trading account at 4.86%,
dated 2/26/99 due 3/1/99
(Cost $13,689,000)

TOTAL INVESTMENT IN                                          $ 636,810,862
SECURITIES - 100%
(Cost $634,736,835)

INCOME TAX INFORMATION

At February 28, 1999, the aggregate cost of investment securities for income tax purposes was $637,284,893. Net unrealized depreciation aggregated $474,031, of which $3,862,058 related to appreciated investment securities and $4,336,089 related to depreciated investment securities.

At August 31, 1998, the fund had a capital loss carryforward of approximately $10,006,000 of which $9,271,000 and $735,000 will expire on August 31, 2003 and 2004, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                              FEBRUARY 28, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 636,810,862
value (including repurchase
agreements of $13,689,000)
(cost $634,736,835) - See
accompanying schedule

Cash                                           847

Receivable for investments                     30,228,249
sold

Receivable for fund shares                     631,825
sold

Interest receivable                            3,697,284

 TOTAL ASSETS                                  671,369,067

LIABILITIES

Payable for investments         $ 29,981,738
purchased

Payable for fund shares          1,078,705
redeemed

Distributions payable            724,307

Accrued management fee           319,941

Other payables and accrued       4,483
expenses

 TOTAL LIABILITIES                             32,109,174

NET ASSETS                                    $ 639,259,893

Net Assets consist of:

Paid in capital                               $ 648,934,755

Undistributed net investment                   457,999
income

Accumulated undistributed net                  (12,206,888)
realized gain (loss)  on
investments

Net unrealized appreciation                    2,074,027
(depreciation) on investments

NET ASSETS, for 63,190,148                    $ 639,259,893
shares outstanding

NET ASSET VALUE, offering                      $10.12
price and redemption price
per share ($639,259,893
(divided by) 63,190,148
shares)

STATEMENT OF OPERATIONS
                              SIX MONTHS ENDED FEBRUARY
                                   28, 1999 (UNAUDITED)

INVESTMENT INCOME                          $ 23,286,707
Interest

EXPENSES

Management fee                $ 2,112,034

Non-interested trustees'       384
compensation

 Total expenses before         2,112,418
reductions

 Expense reductions            (603,678)    1,508,740

NET INVESTMENT INCOME                       21,777,967

REALIZED AND UNREALIZED GAIN                856,207
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                    (7,711,050)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             (6,854,843)

NET INCREASE (DECREASE) IN                 $ 14,923,124
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 SIX MONTHS ENDED FEBRUARY 28,  YEAR ENDED AUGUST 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 21,777,967                   $ 42,256,905
income

 Net realized gain (loss)         856,207                        6,735,854

 Change in net unrealized         (7,711,050)                    (1,199,453)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       14,923,124                     47,793,306
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (19,698,763)                   (40,370,877)
from net investment income

Share transactions Net            66,539,843                     374,959,675
proceeds from sales of shares

 Reinvestment of distributions    14,753,379                     32,565,429

 Cost of shares redeemed          (104,961,888)                  (280,798,602)

 NET INCREASE (DECREASE) IN       (23,668,666)                   126,726,502
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (28,444,305)                   134,148,931
IN NET ASSETS

NET ASSETS

 Beginning of period              667,704,198                    533,555,267

 End of period (including        $ 639,259,893                  $ 667,704,198
under (over) distribution
of net investment income of
$457,999 and $(1,621,205),
respectively)

OTHER INFORMATION
Shares

 Sold                             6,529,684                      36,895,821

 Issued in reinvestment of        1,446,915                      3,202,749
distributions

 Redeemed                         (10,302,177)                   (27,638,095)

 Net increase (decrease)          (2,325,578)                    12,460,475



FINANCIAL HIGHLIGHTS
                                SIX MONTHS ENDED FEBRUARY 28,  YEARS ENDED AUGUST 31,
                                1999

                                (UNAUDITED)                    1998             1997       1996       1995       1994

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 10.190                       $ 10.060         $ 9.780    $ 9.970    $ 9.640    $ 10.270
period

Income from Investment           .339 D                         .698 D           .687 D     .639       .690       .332
Operations  Net investment
income

 Net realized and                (.103)                         .100             .271       (.181)     .347       (.359)
unrealized gain (loss)

 Total from investment           .236                           .798             .958       .458       1.037      (.027)
operations

Less Distributions

 From net investment   income    (.306)                         (.668)           (.678)     (.648)     (.707)     (.533)

 In excess of net   realized     -                              -                -          -          -          (.070)
gain

 Total distributions             (.306)                         (.668)           (.678)     (.648)     (.707)     (.603)

Net asset value,  end of        $ 10.120                       $ 10.190         $ 10.060   $ 9.780    $ 9.970    $ 9.640
period

TOTAL RETURN B, C                2.33%                          8.16%            10.07%     4.67%      11.28%     (.25)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 639,260                      $ 667,704        $ 533,555  $ 434,550  $ 419,637  $ 401,018
(000 omitted)

Ratio of expenses to average     .47% A, E                      .38% E           .51% E     .63% E     .65%       .65%
net assets

Ratio of expenses to average     .46% A, F                      .38%             .51%       .62% F     .65%       .65%
net assets after expense
reductions

Ratio of net investment          6.70% A                        6.88%            6.91%      6.77%      7.30%      7.36%
income to average  net assets

Portfolio turnover rate          115% A                         148%             104%       115%       229%       285%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Ginnie Mae Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of long-term U.S. government and government agency obligations aggregated $373,119,194 and $410,062,933, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annualized rate of .65% of the fund's average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement(effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE - CONTINUED

management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .38% of average net assets. For the period, the reimbursement reduced the expenses by $600,631. Effective December 31, 1998, the fund's expense limitation was eliminated.

In addition, FMR has entered into an arrangement on behalf of the fund with the fund's custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $3,047 under this arrangement.

6. PROPOSED REORGANIZATION.

The Board of Trustees of Spartan Ginnie Mae Fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Fidelity Ginnie Mae Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets of the fund to Fidelity Ginnie Mae Fund in exchange solely for the number of shares of Fidelity Ginnie Mae Fund having the same aggregate net asset value as the outstanding shares of the fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective and the assumption by Fidelity Ginnie Mae Fund of all of the liabilities of the fund. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the fund. A Special Meeting of Shareholders ("Meeting") of the fund will be held on May 19, 1999 to vote on the Agreement. A detailed description of the proposed transaction and voting information was sent to shareholders of the fund in March, 1999. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about May 27, 1999.

Effective June 26, 1998, the fund's shares are no longer available for purchase or exchange to new accounts of the fund pending the proposed Reorganization. However, existing shareholders of the fund can continue to purchase shares of the fund.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
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19200 Von Karman Avenue
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10100 Santa Monica Blvd.
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251 University Avenue
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1760 Challenge Way
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7676 Hazard Center Drive
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455 Market Street
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950 Northgate Drive
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1400 Civic Drive
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6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
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265 Church Street
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DELAWARE

222 Delaware Avenue
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FLORIDA

4400 N. Federal Highway
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4090 N. Ocean Boulevard
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1907 West State Road 434
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8880 Tamiami Trail, North
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2401 PGA Boulevard
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8065 Beneva Road
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1502 N. Westshore Blvd.
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GEORGIA

3445 Peachtree Road, N.E.
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1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Tom Silvia, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

SGM-SANN-0499  74142
1.701051.101

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Short-Intermediate
Government
Spartan Short-Term Bond
Strategic Income
Target TimelineSM 1999, 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions 1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

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 for the deaf and hearing impaired
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(2_FIDELITY_LOGOS)(registered trademark)
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www.fidelity.com



SPARTAN(REGISTERED TRADEMARK)
MARYLAND
MUNICIPAL INCOME
FUND

SEMIANNUAL REPORT
FEBRUARY 28, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  15  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 19  Notes to the financial
                          statements.



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)
DEAR SHAREHOLDER:

February proved to be a challenging month for the U.S. stock and bond markets. Instances of profit worries and brisk selling in the technology sector hampered the equity markets at times. Financial shares, however, turned in their strongest performance in recent months. Meanwhile, bond markets were unsettled by strong economic data and Federal Reserve Chairman Alan Greenspan's concerns that the Fed's rate cuts last fall may have overstimulated the economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five years and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 28, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN MD MUNICIPAL INCOME      2.12%          5.42%        33.27%        41.45%

LB Maryland 4 Plus Year          2.52%          5.93%        37.64%        n/a
Municipal Bond

Maryland Municipal Debt Funds    1.91%          5.04%        30.63%        n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 22, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Maryland 4 Plus Year Municipal Bond Index - a market value-weighted index of Maryland investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Maryland municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 36 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 28, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN MD MUNICIPAL INCOME        5.42%        5.91%         6.10%

LB Maryland 4 Plus Year            5.93%        6.60%         n/a
Municipal Bond

Maryland Municipal Debt Funds      5.04%        5.48%         n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Spartan MD Muni Income      LB Municipal Bond
             00429                       LB015
  1993/04/30      10000.00                    10000.00
  1993/05/31      10085.91                    10056.20
  1993/06/30      10290.79                    10224.04
  1993/07/31      10265.32                    10237.43
  1993/08/31      10557.40                    10450.57
  1993/09/30      10704.98                    10569.61
  1993/10/31      10689.74                    10590.01
  1993/11/30      10529.07                    10496.71
  1993/12/31      10803.25                    10718.29
  1994/01/31      10954.65                    10840.70
  1994/02/28      10622.40                    10559.92
  1994/03/31      10073.68                    10129.92
  1994/04/30      10162.95                    10215.82
  1994/05/31      10243.70                    10304.40
  1994/06/30      10206.48                    10241.44
  1994/07/31      10384.83                    10429.16
  1994/08/31      10403.21                    10465.25
  1994/09/30      10214.51                    10311.62
  1994/10/31       9973.88                    10128.48
  1994/11/30       9719.70                     9945.36
  1994/12/31       9992.19                    10164.26
  1995/01/31      10309.68                    10454.75
  1995/02/28      10621.51                    10758.77
  1995/03/31      10738.62                    10882.39
  1995/04/30      10731.40                    10895.23
  1995/05/31      11084.16                    11242.90
  1995/06/30      10985.06                    11145.09
  1995/07/31      11091.31                    11250.74
  1995/08/31      11242.66                    11393.40
  1995/09/30      11347.30                    11465.52
  1995/10/31      11476.69                    11632.23
  1995/11/30      11651.39                    11825.21
  1995/12/31      11770.51                    11938.85
  1996/01/31      11877.96                    12028.99
  1996/02/29      11794.29                    11947.79
  1996/03/31      11643.74                    11795.10
  1996/04/30      11619.17                    11761.72
  1996/05/31      11607.45                    11757.02
  1996/06/30      11712.40                    11885.05
  1996/07/31      11818.90                    11993.20
  1996/08/31      11818.37                    11990.33
  1996/09/30      11948.97                    12158.19
  1996/10/31      12080.97                    12295.70
  1996/11/30      12308.68                    12520.71
  1996/12/31      12226.50                    12468.12
  1997/01/31      12250.97                    12491.69
  1997/02/28      12369.27                    12606.36
  1997/03/31      12172.69                    12438.32
  1997/04/30      12269.49                    12542.43
  1997/05/31      12430.49                    12731.07
  1997/06/30      12577.20                    12866.65
  1997/07/31      12924.29                    13223.06
  1997/08/31      12784.46                    13099.16
  1997/09/30      12958.06                    13254.65
  1997/10/31      13045.20                    13339.87
  1997/11/30      13118.15                    13418.31
  1997/12/31      13307.36                    13614.08
  1998/01/31      13446.78                    13754.58
  1998/02/28      13428.36                    13758.71
  1998/03/31      13427.80                    13770.82
  1998/04/30      13361.66                    13708.71
  1998/05/31      13555.17                    13925.72
  1998/06/30      13604.57                    13980.59
  1998/07/31      13615.73                    14015.68
  1998/08/31      13862.61                    14232.22
  1998/09/30      14016.32                    14409.55
  1998/10/31      14027.02                    14409.26
  1998/11/30      14049.33                    14459.84
  1998/12/31      14099.95                    14496.28
  1999/01/31      14270.38                    14668.64
  1999/02/26      14156.23                    14604.54
IMATRL PRASUN   SHR__CHT 19990228 19990309 111456 R00000000000073

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Maryland Municipal Income Fund on April 30, 1993, shortly after the fund started. As the chart shows, by February 28, 1999, the value of the investment would have grown to $14,156 - a 41.56% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $14,605 - a 46.05% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

  SIX MONTHS ENDED FEBRUARY 28,  YEARS ENDED AUGUST 31,

                  1999   1998   1997   1996   1995   1994

Dividend returns  2.12%  4.69%  4.89%  5.02%  6.00%  5.22%

Capital returns   0.00%  3.74%  3.28%  0.10%  2.07%  -6.68%

Total returns     2.12%  8.43%  8.17%  5.12%  8.07%  -1.46%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED FEBRUARY 28, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              3.46(cents)   22.26(cents)   45.55(cents)

Annualized dividend rate         4.26%         4.24%          4.34%

30-day annualized yield          3.69%         -              -

30-day annualized                6.25%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.60 over the past one month, $10.59 over the past six months and $10.50 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 40.99% combined effective 1999 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Hampered by oversupply and
sporadic demand through much of
the six-month period that ended
February 28, 1999, municipal
bonds finally began to turn the
corner in January and February. In
that six-month span, the Lehman
Brothers Municipal Bond Index -
an index of approximately 48,000
investment-grade, fixed-rate and
tax-exempt bonds - returned
2.62%. By comparison, the Lehman
Brothers Aggregate Bond Index -
a widely followed measure of
taxable bond performance -
gained 1.61%. As is often the case,
the fortunes of the municipal market
were dictated largely by supply
and demand. Early in the period,
issuance was strong and demand
had trouble keeping pace. This
was, in part, due to the global flight
to safety into U.S. Treasuries that
occurred in the late summer and
early fall. When equity markets
surged toward the end of the
year, demand for municipals
became mixed. As the municipal
bond market entered 1999, supply
began to show signs of leveling off.
This positive development, coupled
with an increase in demand from
retail investors, continued through
the first two months of the year,
helping municipal bonds
outperform Treasuries in both
January and February. In February
alone, the Lehman Brothers
Municipal Bond Index returned
-0.44%, while the Lehman Brothers
Aggregate Bond Index returned
-1.75%.

(photograph of George Fischer)

An interview with George Fischer, Portfolio Manager of Spartan
Maryland Municipal Income Fund

Q. HOW DID THE FUND PERFORM, GEORGE?

A. For the six-month period that ended February 28, 1999, the fund had a total return of 2.12%. To get a sense of how the fund did relative to its competitors, the Maryland municipal debt funds average returned 1.91% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Maryland 4 Plus Year Municipal Bond Index - which tracks the types of securities in which the fund invests
- returned 2.52%. For the 12-month period that ended February 28, 1999, the fund had a total return of 5.42%. For the same one-year period, the Maryland municipal debt funds average had a total return of 5.04% and the Lehman Brothers index returned 5.93%.

Q. WHAT FACTORS HELPED THE FUND OUTPACE ITS PEERS DURING THE PAST SIX
MONTHS?

A. One factor was the fund's relatively large stake in intermediate-term bonds with maturities of between five and 15 years, which I emphasized because I felt they offered the best combination of reward - or income - for the risk. For bonds with maturities of up to about 15 years, investors were paid an appropriate amount of income for each additional year of maturity. But for bonds with maturities of 15 years or longer, the extra income for each successive year was not, in my opinion, as attractive given the level of risk inherent in longer-term bonds. Throughout the past six months, intermediate-maturity bonds performed better than a combination of longer- and shorter-term bonds, a strategy that some of our competitors pursued. Another factor I believe helped the fund's performance was that I kept its duration - or sensitivity to interest-rate changes - in line with the market as a whole as represented by the Lehman Brothers index. By doing so, I avoided positioning the fund incorrectly based on a prediction about the direction of interest rates.

Q. WHAT OTHER BONDS CONTRIBUTED TO THE FUND'S PERFORMANCE?

A. Non-callable bonds - which can't be redeemed by their issuers before maturity - performed well throughout the period because interest rates fell. Municipal bond issuers often refinance their older, more expensive debt when rates fall, much in the same fashion that homeowners refinance their mortgages. Once that bond is refinanced, or called, a bond holder may be forced to reinvest the proceeds at lower interest rates. To shield against these inopportune calls, investors increasingly sought out non-callable bonds, creating a strong demand for them and helping their prices.

Q. WERE THERE ANY DISAPPOINTMENTS OVER THE PAST SIX MONTHS?

A. Housing bonds - which are securities made up of pools of home mortgages - continued to underperform the overall municipal market during the past six months, much as they did in the prior six-month period. A greater-than-expected number of mortgage securities were prepaid as more and more homeowners refinanced their home loans. That left investors dealing with the possibility of having to reinvest the proceeds from the prepaid securities at lower interest rates. Since few investors wanted to own housing bonds as a result, the bonds suffered from neglect as much as anything else. However, I continued to hold onto them because they offered attractive yields.

Q. THE FUND CONTINUED TO MAINTAIN A HIGH OVERALL CREDIT QUALITY, WITH ABOUT 90% OF ITS INVESTMENTS IN BONDS RATED A OR ABOVE AT THE END OF THE PERIOD. WHAT EXPLAINS THAT POSITIONING?

A. I generally didn't think that Baa-rated bonds offered enough incremental yield - only about 0.25 to 0.45 percentage points on average - to compensate for their added risk. Of course, an issuer's credit rating reflects an assessment of its ability to make interest and principal payments on its debt; the lower the rating, the riskier the issuer. And since Maryland is such a high-quality municipal bond issuer, the few securities that do carry a Baa-rating generally are very expensive because they are in such short supply and high demand.

Q. GEORGE, WHAT'S YOUR OUTLOOK?

A. As for Maryland's economic situation, it appears that the defense industry's downsizing is over. In fact, I think it's more likely that we'll see an increase - rather than a decrease - in defense spending over the next five to 10 years. In addition, Maryland appears to be well positioned to benefit from an expected increase in aerospace spending. As for the municipal market, I think municipals can continue to gain ground on U.S. Treasuries, much as they did over the final months of the period. But their performance, as always, mainly will rest on interest rates, and it's anyone's guess where they will go from here.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: high current tax-free
income for Maryland residents

FUND NUMBER: 429

TRADING SYMBOL: SMDMX

START DATE: April 22, 1993

SIZE: as of February 28,
1999, more than $47 million

MANAGER: George Fischer,
since 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1989

GEORGE FISCHER ON MARYLAND
GENERAL OBLIGATION BONDS:

"General obligation bonds (GOs)
were the fund's largest sector
concentration throughout the past
six months as well as over the past
year. A GO is backed by the full
faith and credit - which includes
the taxing power - of a city, county,
state or other issuer. GOs are repaid
through general revenues -
including individual and corporate
taxes - collected by the issuer.
When the economy is strong, as it
has been in Maryland and in the
nation as a whole, general revenues
and tax collections tend to increase
as corporate profits rise,
employment grows and wages move
higher. When evaluating
investments for the fund, I look for
GO issuers located in regions with
strong or improving economic
conditions, and strong levels of
personal income and personal
fiscal management. With the help
of Fidelity's research team, I also
try to ascertain an issuer's political
will to make spending cuts or raise
taxes if either is necessary."


INVESTMENT CHANGES





TOP FIVE SECTORS AS OF
FEBRUARY 28, 1999

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                       THESE SECTORS  6 MONTHS AGO

General Obligations            36.1                     38.6

Escrowed/Pre-Refunded          15.6                     10.8

Special Tax                    10.3                     12.4

Resource Recovery              8.2                      6.6

Housing                        6.6                      9.7

AVERAGE YEARS TO MATURITY AS
OF FEBRUARY 28, 1999

                                                        6 MONTHS AGO

Years                          12.1                     10.8


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF FEBRUARY 28,
1999

                                    6 MONTHS AGO

Years                         6.4   6.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF FEBRUARY 28, 1999

Aaa 54.8%
Aa, A 35.3%
Baa 8.5%
Short-term
investments 1.4%

Row: 1, Col: 1, Value: 54.4
Row: 1, Col: 2, Value: 35.3
Row: 1, Col: 3, Value: 8.5
Row: 1, Col: 4, Value: 1.8


AS OF AUGUST 31, 1998

Aaa 52.3%
Aa, A 40.9%
Baa 2.5%
Short-term
investments 4.3%

Row: 1, Col: 1, Value: 52.3
Row: 1, Col: 2, Value: 40.9
Row: 1, Col: 3, Value: 2.5
Row: 1, Col: 4, Value: 4.3

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS FEBRUARY 28, 1999 (UNAUDITED)


Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 98.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

MARYLAND - 89.6%

Anne Arundel County               Aa2       $ 550,000                      $ 635,514
Consolidated Wtr. & Swr.
Rev. 7% 8/1/04

Baltimore Consolidated Pub.
Impt.:

Rfdg. (Cap. Appreciation)         Aaa        2,000,000                      1,433,360
Series A,  0% 10/15/06 (FGIC
Insured)

Series A:

5.5% 10/15/14 (FGIC Insured)      Aaa        1,000,000                      1,069,390

5.625% 10/15/13 (FGIC Insured)    Aaa        1,460,000                      1,581,852

7% 10/15/09 (MBIA Insured)        Aaa        500,000                        613,445

Baltimore County Gen. Oblig.      Aaa        485,000                        495,680
Rfdg. (Pension Fdg.) 4.35%
8/1/01

Baltimore County Metropolitan     Aaa        850,000                        931,787
District  (Spl. Assessment)
Issue 63, 6.125% 7/1/07
(Pre-Refunded to 7/1/02 @
102) (e)

Baltimore Port Facilities         Aa3        2,000,000                      2,191,720
Rev. (Consolidated Coal
Sales Co.) 6.5% 12/1/10

Baltimore Wtr. & Swr. Rev.        Aaa        1,100,000                      1,096,975
Rfdg. (Wtr. Proj.) Series A,
5% 7/1/24 (FGIC Insured)

Calvert County Gen. Oblig.        Aa3        1,200,000                      1,270,812
5.2% 1/1/04

Frederick County Gen. Oblig.      Aa2        1,000,000                      1,073,440
Rfdg. 5.75% 7/1/16

Harford County Gen. Oblig.        Aa2        1,000,000                      1,025,240
Rfdg. 4.9% 12/1/11

Maryland Cmnty. Dev.
Administration Dept. of Hsg.
& Cmnty. Dev.:

(Single Family Prog.) Series      Aa2        500,000                        534,950
7, 7.25% 4/1/19 (d)

Rfdg. (Residential Proj.)         Aa2        995,000                        1,012,223
Series B, 5.05% 9/1/19 (d)

Maryland Gen. Oblig.
(Maryland State & Local
Facilities Ln.):

Series 1:

4.5% 3/1/01                       Aaa        615,000                        627,817

5.5% 2/1/06                       Aaa        1,000,000                      1,062,710

Series 2:

5% 8/1/11                         Aaa        1,000,000                      1,045,330

5.25% 7/15/12                     Aaa        1,000,000                      1,061,140

Maryland Health & Higher Edl.
Facilities Auth. Rev.:

(Charity Oblig. Group) Series     Aa2        985,000                        1,021,356
D, 4.6% 11/1/03

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

MARYLAND - CONTINUED

Maryland Health & Higher Edl.
Facilities Auth. Rev.: -
continued

(Good Samaritan Hosp.):

5.75% 7/1/13 (Escrowed to         A1        $ 240,000                      $ 263,004
Maturity) (e)

5.75% 7/1/13 (AMBAC Insured)      Aaa        145,000                        161,840

Rfdg.:

(Good Samaritan Hosp.) 5.7%       A1         1,000,000                      1,120,130
7/1/09 (Escrowed to
Maturity) (e)

(Helix Health Issue) 5%           Aaa        1,000,000                      1,000,280
7/1/17 (AMBAC Insured)
(Escrowed to Maturity) (e)

(Howard County Gen. Hosp.)        Baa2       1,000,000                      1,058,340
5.5% 7/1/13 (Escrowed to
Maturity) (e)

(Johns Hopkins Univ.) 6%          Aa2        500,000                        574,930
7/1/10

Maryland Ind. Dev. Fing.          Aa3        1,000,000                      1,109,150
Auth. Rev. Rfdg. (Holy Cross
Health Sys. Corp.) 5.7%
12/1/10

Maryland Trans. Auth. Rev.:

(Trans. Facilities Proj.)         Aaa        1,015,000                      1,212,164
6.8% 7/1/16  (Escrowed to
Maturity) (e)

Rfdg. (Trans. Facilities          A1         500,000                        553,675
Proj.) 5.8% 7/1/06

Rfdg. (Cap. Appreciation)         Aaa        3,000,000                      2,434,440
(Trans. Facilities Proj.) 0%
7/1/04 (FGIC Insured) (b)

Montgomery County
Consolidated Pub. Impt.
Series A:

5.625% 10/1/06                    Aaa        1,000,000                      1,098,440

6.3% 4/1/04                       Aaa        500,000                        558,055

Montgomery County Hsg.            Aaa        1,000,000                      1,060,530
Opportunity Commission
Single Family Mtg. Rev.
Series A, 6.6% 7/1/14

Northeast Maryland Waste
Disp. Auth. Resource
Recovery Rev.:

(Baltimore Resco Retrofit         BBB+       1,000,000                      969,690
Proj.) 4.75% 1/1/12 (d)

Rfdg. (Southwest Facility         Aaa        1,235,000                      1,427,475
Proj.) 7.2% 1/1/05 (MBIA
Insured)

Northeast Maryland Waste
Disp. Auth. Solid Waste Rev.
(Montgomery County Resource
Recovery Proj.) Series A:

5.9% 7/1/05 (d)                   A2         760,000                        824,866

6% 7/1/07 (d)                     A2         500,000                        550,220

Prince Georges County             Aaa        1,000,000                      1,050,320
Consolidated Pub. Impt. 5.5%
3/15/16 (MBIA Insured)

Prince Georges County Hsg.        AAA        445,000                        472,247
Auth. Single Family Mtg.
Rev. Series A, 6.5% 12/1/15
(d)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

MARYLAND - CONTINUED

Univ. of Maryland Sys.
Auxiliary Facilities &
Tuition Rev.:

Rfdg. Series C, 5% 10/1/10        Aa3       $ 1,000,000                    $ 1,039,140

Series A, 5.6% 4/1/16             Aa3        500,000                        525,195

Washington D.C. Metropolitan      Aaa        1,570,000                      1,775,136
Area Trans. Auth. Gross Rev.
Rfdg. 6% 7/1/10 (FGIC
Insured)

Washington D.C. Suburban          Aa1        1,000,000                      1,115,220
Sanitation District Rfdg.
Second Series, 8% 1/1/02

                                                                            41,739,228

PUERTO RICO - 9.0%

Puerto Rico Commonwealth Hwy.     Baa1       2,000,000                      1,940,420
& Trans. Auth. Trans. Rev.
Series A, 5% 7/1/38

Puerto Rico Commonwealth          Aaa        600,000                        595,554
Infrastructure Fing. Auth.
Spl. Tax Rev. Series A, 5%
7/1/28 (AMBAC Insured)

Puerto Rico Commonwealth Pub.     Aaa        1,500,000                      1,662,330
Impt. 6.6% 7/1/13 (MBIA
Insured) (Pre-Refunded to
7/1/02 @ 101.5) (e)

                                                                            4,198,304

TOTAL MUNICIPAL BONDS                                                       45,937,532
(Cost $44,011,408)


MUNICIPAL NOTES - 1.4%



MARYLAND - 1.4%

Maryland Cmnty. Dev.                           640,000                      640,000
Administration Dept. of Hsg.
& Cmnty. Dev. Participating
VRDN Series 1997 P, 2.97%
(Liquidity Facility Caisse
des Depots et Consignations)
(c)(f) (Cost $640,000)

TOTAL INVESTMENT IN                                                       $ 46,577,532
SECURITIES - 100%
(Cost $44,651,408)


FUTURES CONTRACTS

                              EXPIRATION DATE      UNDERLYING FACE AMOUNT      UNREALIZED GAIN/(LOSS)

PURCHASED

5 Bond Buyer Municipal Bond   Mar. 1999            $ 623,126                   $ 1,064
Index Contracts

THE FACE VALUE OF FUTURES
PURCHASED AS A PERCENTAGE OF
TOTAL INVESTMENT IN
SECURITIES - 1.3%


SECURITY TYPE ABBREVIATIONS
 VRDN - VARIABLE RATE DEMAND NOTES

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $60,861.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        89.1%  AAA, AA, A    85.6%

Baa               6.4%   BBB           4.4%

Ba                0.0%   BB            0.0%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations         36.1%

Escrowed/Pre-Refunded       15.6

Special Tax                 10.3

Resource Recovery           8.2

Housing                     6.6

Transportation              5.3

Others (individually less    17.9
than 5%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At February 28, 1999, the aggregate cost of investment securities for income tax purposes was $44,651,408. Net unrealized appreciation aggregated $1,926,124, of which $1,976,680 related to appreciated investment securities and $50,556 related to depreciated investment securities.

At August 31, 1998, the fund had a capital loss carryforward of approximately $1,014,000 all of which will expire on August 31, 2004.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                          FEBRUARY 28, 1999 (UNAUDITED)

ASSETS

Investment in securities, at               $ 46,577,532
value (cost $44,651,408) -
See accompanying schedule

Cash                                        975,732

Interest receivable                         515,313

Receivable for daily                        3,125
variation on futures
contracts

Other receivables                           10

 TOTAL ASSETS                               48,071,712

LIABILITIES

Payable for fund shares         $ 118,248
redeemed

Distributions payable            40,371

Accrued management fee           20,274

Other payables and accrued       202
expenses

 TOTAL LIABILITIES                          179,095

NET ASSETS                                 $ 47,892,617

Net Assets consist of:

Paid in capital                            $ 46,893,922

Accumulated undistributed net               (928,493)
realized  gain (loss) on
investments

Net unrealized appreciation                 1,927,188
(depreciation) on investments

NET ASSETS, for 4,540,651                  $ 47,892,617
shares outstanding

NET ASSET VALUE, offering                   $10.55
price and redemption price
per share ($47,892,617
(divided by) 4,540,651
shares)

STATEMENT OF OPERATIONS
                            SIX MONTHS ENDED FEBRUARY
                                 28, 1999 (UNAUDITED)

INTEREST INCOME                           $ 1,095,274

EXPENSES

Management fee                $ 126,117

Non-interested trustees'       83
compensation

 Total expenses before         126,200
reductions

 Expense reductions            (5,919)     120,281

NET INTEREST INCOME                        974,993

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities         98,205

 Futures contracts             14,376      112,581

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities         (108,559)

 Futures contracts             (25,788)    (134,347)

NET GAIN (LOSS)                            (21,766)

NET INCREASE (DECREASE) IN                $ 953,227
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 SIX MONTHS ENDED FEBRUARY 28,  YEAR ENDED AUGUST 31,
                                 1999                           1998
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 974,993                      $ 1,799,052

 Net realized gain (loss)         112,581                        352,851

 Change in net unrealized         (134,347)                      1,112,132
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       953,227                        3,264,035
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (974,993)                      (1,799,052)
From net interest income

Share transactions Net            6,544,524                      9,360,492
proceeds from sales of shares

 Reinvestment of distributions    724,445                        1,411,279

 Cost of shares redeemed          (3,189,464)                    (8,636,037)

 NET INCREASE (DECREASE) IN       4,079,505                      2,135,734
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   2,118                          1,113

  TOTAL INCREASE (DECREASE)       4,059,857                      3,601,830
IN NET ASSETS

NET ASSETS

 Beginning of period              43,832,760                     40,230,930

 End of period                   $ 47,892,617                   $ 43,832,760

OTHER INFORMATION
Shares

 Sold                             617,683                        896,788

 Issued in reinvestment of        68,331                         135,699
distributions

 Redeemed                         (301,228)                      (833,035)

 Net increase (decrease)          384,786                        199,452



FINANCIAL HIGHLIGHTS
                               SIX MONTHS ENDED FEBRUARY 28,  YEARS ENDED AUGUST 31,
                               1999

                               (UNAUDITED)                    1998                  1997      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.550                       $ 10.170              $ 9.850   $ 9.840   $ 9.640   $ 10.350
period

Income from Investment          .223                           .461                  .466      .488      .541      .543
Operations Net interest
income

 Net realized   and             (.001)                         .380                  .323      .009      .198      (.697)
unrealized   gain (loss)

 Total from investment          .222                           .841                  .789      .497      .739      (.154)
operations

Less Distributions

From net interest  income       (.223)                         (.461)                (.466)    (.488)    (.541)    (.543)

 From net   realized gain       -                              -                     (.003)    -         -         -

 In excess of net   realized    -                              -                     -         -         -         (.020)
gain

 Total distributions            (.223)                         (.461)                (.469)    (.488)    (.541)    (.563)

Redemption fees added to paid   .001                           .000                  .000      .001      .002      .007
in capital

Net asset value,  end of       $ 10.550                       $ 10.550              $ 10.170  $ 9.850   $ 9.840   $ 9.640
period

TOTAL RETURN B, C               2.12%                          8.43%                 8.17%     5.12%     8.07%     (1.46)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 47,893                       $ 43,833              $ 40,231  $ 45,359  $ 43,489  $ 41,464
(000 omitted)

Ratio of expenses to average    .55% A                         .55%                  .55%      .40% D    .15% D    .03% D
net assets

Ratio of expenses to average    .52% A, E                      .53% E                .54% E    .39% E    .15%      .03%
net assets after expense
reductions

Ratio of net interest income    4.25% A                        4.44%                 4.65%     4.91%     5.71%     5.45%
to average  net assets

Portfolio turnover rate         10% A                          23%                   41%       74%       72%       64%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Maryland Municipal Income Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and capital loss carryforwards.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 180 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $7,285,755 and $2,249,029, respectively.

The market value of futures contracts opened and closed during the period amounted to $4,444,429 and $4,952,891, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% of the fund's average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement(effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

5. EXPENSE REDUCTIONS.

FMR has entered into an arrangement on behalf of the fund with the fund's custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $5,919 under this arrangement.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
George A. Fischer, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

* INDEPENDENT TRUSTEES

SMD-SANN-0499  74199
1.701070.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
UMB Bank, n.a.
Kansas City, MO

FIDELITY'S MUNICIPAL BOND FUNDS
Spartan(registered trademark) Arizona Municipal Income
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Massachusetts Municipal Income
Spartan Michigan Municipal Income
Spartan Minnesota Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Municipal Income
Spartan Ohio Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
 Municipal Income

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


SPARTAN(REGISTERED TRADEMARK)
SHORT-INTERMEDIATE
MUNICIPAL INCOME
FUND

SEMIANNUAL REPORT
FEBRUARY 28, 1999

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  25  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 29  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)
DEAR SHAREHOLDER:

February proved to be a challenging month for the U.S. stock and bond markets. Instances of profit worries and brisk selling in the technology sector hampered the equity markets at times. Financial shares, however, turned in their strongest performance in recent months. Meanwhile, bond markets were unsettled by strong economic data and Federal Reserve Chairman Alan Greenspan's concerns that the Fed's rate cuts last fall may have overstimulated the economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year, and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 28,    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

SPARTAN SHORT-INTERMEDIATE    2.28%          4.75%        25.79%        75.11%
MUNICIPAL INCOME

LB 1-5 Year Municipal Bond    2.66%          5.34%        28.61%        n/a

Short-Intermediate Municipal  2.08%          4.43%        24.54%        76.26%
Debt  Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-5 Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities between one and five years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 34 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 28,    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

SPARTAN SHORT-INTERMEDIATE    4.75%        4.70%         5.76%
MUNICIPAL INCOME

LB 1-5 Year Municipal Bond    5.34%        5.16%         n/a

Short-Intermediate Municipal  4.43%        4.48%         5.83%
Debt  Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan Short-Int. Muni     LB Municipal Bond
             00404                       LB015
  1989/02/28      10000.00                    10000.00
  1989/03/31       9983.15                     9976.10
  1989/04/30      10041.59                    10212.93
  1989/05/31      10153.32                    10425.06
  1989/06/30      10233.44                    10566.63
  1989/07/31      10335.43                    10710.44
  1989/08/31      10360.94                    10605.58
  1989/09/30      10377.70                    10573.98
  1989/10/31      10458.16                    10703.30
  1989/11/30      10530.15                    10890.61
  1989/12/31      10605.20                    10979.69
  1990/01/31      10610.60                    10927.76
  1990/02/28      10696.16                    11025.02
  1990/03/31      10738.19                    11028.32
  1990/04/30      10721.04                    10948.48
  1990/05/31      10819.48                    11187.48
  1990/06/30      10872.97                    11285.82
  1990/07/31      10960.02                    11451.72
  1990/08/31      10978.21                    11285.44
  1990/09/30      11043.54                    11291.88
  1990/10/31      11125.68                    11496.71
  1990/11/30      11228.94                    11727.91
  1990/12/31      11285.62                    11778.93
  1991/01/31      11389.64                    11937.00
  1991/02/28      11459.57                    12040.85
  1991/03/31      11505.64                    12045.19
  1991/04/30      11614.15                    12205.39
  1991/05/31      11684.09                    12313.89
  1991/06/30      11716.34                    12301.70
  1991/07/31      11796.72                    12451.54
  1991/08/31      11890.52                    12615.52
  1991/09/30      11984.69                    12779.78
  1991/10/31      12064.17                    12894.80
  1991/11/30      12117.61                    12930.77
  1991/12/31      12284.60                    13208.27
  1992/01/31      12336.66                    13238.38
  1992/02/29      12386.03                    13242.62
  1992/03/31      12392.09                    13247.52
  1992/04/30      12472.80                    13365.42
  1992/05/31      12541.65                    13522.73
  1992/06/30      12645.26                    13749.64
  1992/07/31      12839.39                    14161.86
  1992/08/31      12787.48                    14023.78
  1992/09/30      12851.27                    14115.49
  1992/10/31      12850.09                    13976.74
  1992/11/30      12965.60                    14227.06
  1992/12/31      13044.25                    14372.32
  1993/01/31      13175.45                    14539.47
  1993/02/28      13407.34                    15065.36
  1993/03/31      13366.14                    14906.12
  1993/04/30      13429.87                    15056.53
  1993/05/31      13481.94                    15141.14
  1993/06/30      13572.30                    15393.85
  1993/07/31      13583.16                    15414.01
  1993/08/31      13729.32                    15734.93
  1993/09/30      13820.25                    15914.16
  1993/10/31      13845.18                    15944.87
  1993/11/30      13826.38                    15804.40
  1993/12/31      13973.23                    16138.03
  1994/01/31      14066.35                    16322.32
  1994/02/28      13920.39                    15899.57
  1994/03/31      13681.01                    15252.14
  1994/04/30      13732.68                    15381.48
  1994/05/31      13814.40                    15514.84
  1994/06/30      13836.69                    15420.04
  1994/07/31      13959.57                    15702.69
  1994/08/31      14011.31                    15757.02
  1994/09/30      13975.68                    15525.71
  1994/10/31      13926.75                    15249.97
  1994/11/30      13849.38                    14974.25
  1994/12/31      13961.35                    15303.84
  1995/01/31      14116.24                    15741.22
  1995/02/28      14280.21                    16198.98
  1995/03/31      14375.96                    16385.10
  1995/04/30      14427.65                    16404.44
  1995/05/31      14598.08                    16927.90
  1995/06/30      14620.01                    16780.63
  1995/07/31      14702.53                    16939.71
  1995/08/31      14844.85                    17154.51
  1995/09/30      14896.64                    17263.09
  1995/10/31      14979.55                    17514.10
  1995/11/30      15075.49                    17804.66
  1995/12/31      15143.90                    17975.76
  1996/01/31      15242.57                    18111.48
  1996/02/29      15246.88                    17989.23
  1996/03/31      15193.40                    17759.32
  1996/04/30      15199.95                    17709.06
  1996/05/31      15223.74                    17701.98
  1996/06/30      15291.38                    17894.76
  1996/07/31      15377.32                    18057.60
  1996/08/31      15401.57                    18053.26
  1996/09/30      15486.77                    18306.01
  1996/10/31      15589.22                    18513.05
  1996/11/30      15737.22                    18851.84
  1996/12/31      15731.30                    18772.66
  1997/01/31      15788.59                    18808.14
  1997/02/28      15871.88                    18980.80
  1997/03/31      15786.32                    18727.79
  1997/04/30      15842.00                    18884.54
  1997/05/31      15979.61                    19168.56
  1997/06/30      16083.68                    19372.71
  1997/07/31      16286.11                    19909.33
  1997/08/31      16247.00                    19722.78
  1997/09/30      16351.53                    19956.89
  1997/10/31      16409.63                    20085.21
  1997/11/30      16465.76                    20203.31
  1997/12/31      16589.11                    20498.08
  1998/01/31      16696.58                    20709.62
  1998/02/28      16716.76                    20715.83
  1998/03/31      16743.05                    20734.06
  1998/04/30      16717.81                    20640.55
  1998/05/31      16860.46                    20967.29
  1998/06/30      16901.31                    21049.90
  1998/07/31      16960.62                    21102.74
  1998/08/31      17120.06                    21428.78
  1998/09/30      17244.50                    21695.78
  1998/10/31      17303.07                    21695.34
  1998/11/30      17325.57                    21771.50
  1998/12/31      17366.68                    21826.36
  1999/01/31      17527.76                    22085.87
  1999/02/26      17511.08                    21989.36
IMATRL PRASUN   SHR__CHT 19990228 19990309 111726 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Short-Intermediate Municipal Income Fund on February 28, 1989. As the chart shows, by February 28, 1999, the value of the investment would have grown to $17,511 - a 75.11% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,989 - a 119.89% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED FEBRUARY 28,  YEARS ENDED AUGUST 31,

                  1999                           1998                    1997   1996    1995   1994

Dividend returns  1.98%                          4.27%                   4.38%  4.25%   4.53%  4.43%

Capital returns   0.30%                          1.10%                   1.11%  -0.50%  1.42%  -2.38%

Total returns     2.28%                          5.37%                   5.49%  3.75%   5.95%  2.05%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED FEBRUARY 28,  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR
1999

Dividends per share         3.03(cents)   20.03(cents)   41.15(cents)

Annualized dividend rate    3.87%         3.97%          4.06%

30-day annualized yield     3.04%         -              -

30-day annualized           4.75%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.20 over the past one month, $10.18 over the past six months and $10.13 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Hampered by oversupply and
sporadic demand through much of
the six-month period that ended
February 28, 1999, municipal
bonds finally began to turn the
corner in January and February. In
that six-month span, the Lehman
Brothers Municipal Bond Index -
an index of approximately 48,000
investment-grade, fixed-rate and
tax-exempt bonds - returned
2.62%. By comparison, the Lehman
Brothers Aggregate Bond Index -
a widely followed measure of
taxable bond performance -
gained 1.61%. As is often the case,
the fortunes of the municipal market
were dictated largely by supply
and demand. Early in the period,
issuance was strong and demand
had trouble keeping pace. This
was, in part, due to the global flight
to safety into U.S. Treasuries that
occurred in the late summer and
early fall. When equity markets
surged toward the end of the year,
demand for municipals became
mixed. As the municipal bond
market entered 1999, supply
began to show signs of leveling off.
This positive development, coupled
with an increase in demand from
retail investors, continued through
the first two months of the year,
helping municipal bonds
outperform Treasuries in both
January and February. In February
alone, the Lehman Brothers
Municipal Bond Index returned
-0.44%, while the Lehman Brothers
Aggregate Bond Index returned
-1.75%.

(photograph of Norm Lind)

An interview with Norm Lind,
Portfolio Manager of Spartan Short-Intermediate Municipal Income Fund

Q. HOW DID THE FUND PERFORM, NORM?

A. For the six-month period that ended February 28, 1999, the fund had a total return of 2.28%. To get a sense of how the fund did relative to its competitors, the short-intermediate municipal debt funds average returned 2.08% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers 1-5 Year Municipal Bond Index - which tracks the types of securities in which the fund invests
- returned 2.66% for the same six-month period. For the 12-month period that ended February 28, 1999, the fund had a total return of 4.75%. That compared to the short-intermediate municipal debt fund average's 4.43% return and the Lehman Brothers index's 5.34% return for the same 12-month period.

Q. WHAT FACTORS MADE A POSITIVE CONTRIBUTION TO THE FUND'S PERFORMANCE DURING THE PAST SIX MONTHS?

A. The main reason why the fund outpaced its peers was that it had a relatively large stake in bonds with maturities from six to eight years. These bonds, which offered attractive yields, generally outpaced their shorter-term counterparts as interest rates declined and their yields fell. Toward the end of the period, I sold many bonds with maturities in the six-to-eight-year range because I felt they had reached their fair value and didn't offer as much upside potential as they had earlier. I replaced them with bonds maturing in two to three years, which I felt offered better value and better total return potential.

Q. WHAT OTHER STRATEGIES HELPED THE FUND'S PERFORMANCE?

A. The fund also had a relatively large stake in bonds rated Baa by Moody's Investors Service. Falling interest rates increasingly prompted investors to seek out bonds with relatively high yields, including Baa-rated securities. Not only was there a growing demand for Baa-rated bonds, but there also was a limited supply of them, which generally helped boost their prices. That said, I kept the majority of the fund's investments in higher-quality bonds. Throughout the past six months, Baa-rated bonds offered a smaller and smaller yield advantage over higher-rated securities. The yield differential diminished so much that I felt that Baa-rated securities in many cases no longer offered enough additional yield to compensate for their added credit risk, which is an assessment of a municipal issuer's ability to pay the principal and interest on its debt in a timely fashion. More recently, I've sold some Baa-rated bonds and added more higher-quality bonds, since I could do so without sacrificing a lot of additional yield.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. The main disappointment had to do with the fund's relatively light stake in bonds issued in California. In mid-1998, I had reduced the fund's stake in those bonds because I felt that they were already reflecting most of the improvement in that state's economy. Given that viewpoint, I didn't believe that the bonds could appreciate much more, even with further economic strength. As it turned out, however, California bonds generally continued to appreciate as the state's economy expanded. Although the fund did have some California holdings, it didn't fully participate in the rally the state's bonds experienced.

Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET AND THE FUND?

A. After lagging Treasuries during most of 1998, municipals may be in for a fairly strong period of performance in 1999 as they play catch up to the U.S. Treasury market. In what may turn out to be a signal of what's to come, municipals gained a great deal of ground on their Treasury counterparts in the final month of the six-month period. Of course, the direction of interest rates will be the primary factor driving municipal bond performance, and I don't spend time forecasting interest rates. As far as the fund is concerned, I'll continue to emphasize bonds that I think offer good value given their yields and their risk. I'm comfortable sticking with a fairly large stake in high-quality bonds for the time being, because I feel that most lower-quality securities currently don't offer enough additional yield to adequately compensate for their added risk.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: to provide a high level
of current income exempt
from federal income tax

FUND NUMBER: 404

TRADING SYMBOL: FSTFX

START DATE: December 24,
1986
SIZE: as of February 28,
1999, more than $662
million

MANAGER: Norm Lind, since
1995; manager, various
Fidelity and Spartan
municipal income funds;
joined Fidelity in 1986

NORM LIND ON DEVELOPMENTS
IN TECHNOLOGY AND THEIR
EFFECT ON MUNICIPAL-BOND
ISSUERS:

"I'm currently keeping an eye on
two technology-related
developments and their potential
effect on municipal-bond issuers.
The first is the rise of the Internet.
As more and more people shop for
goods and services online, it's
uncertain to what extent states
and municipalities will lose out on
sales tax revenue. The question is
whether states or municipalities
will be able to tax Internet-based
sales that emanate from those
states or municipalities. Although
there's no clear sense right now of
the magnitude of potential
problems deriving from this issue,
I'm factoring it in when I evaluate
the attractiveness of issuers,
especially those that are heavily
reliant on sales-tax revenues.

"The second technology-related
issue I'm watching is the potential
problems stemming from the
so-called Year 2000 glitch, or `Y2K'.
Here I'm focusing on a couple of
things. The first is whether the
problems that arise from Y2K will
seriously compromise the
operations of a municipal issuer. I'll
also be watching the extent to
which municipal issuers adequately
budget for Y2K fixes. How
individual municipalities meet
these technology-related
challenges could affect their fiscal
health and, ultimately, their
credit-worthiness."



INVESTMENT CHANGES





TOP FIVE STATES AS OF
FEBRUARY 28, 1999

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                       THESE HOLDINGS  6 MONTHS AGO

New York                       17.9                     13.9

Florida                        10.9                     11.7

Massachusetts                  6.9                      6.4

Texas                          6.9                      6.7

Utah                           5.2                      5.0

TOP FIVE SECTORS AS OF
FEBRUARY 28, 1999

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                       THESE SECTORS 6 MONTHS AGO

General Obligations            35.8                     30.0

Electric Utilities             19.6                     15.4

Escrowed/Pre-Refunded          12.0                     10.4

Education                      8.0                      12.2

Special Tax                    6.5                      7.4

AVERAGE YEARS TO MATURITY AS
OF FEBRUARY 28, 1999

                                                        6 MONTHS AGO

Years                          2.9                      3.2


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF FEBRUARY 28,
1999

                                    6 MONTHS AGO

Years                         2.5   2.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF FEBRUARY 28, 1999

Aaa, Aa, A 87.3%
Baa 7.9%
Not Rated 1.2%
Short-term
investments 3.6%

Row: 1, Col: 1, Value: 87.0
Row: 1, Col: 2, Value: 7.9
Row: 1, Col: 3, Value: 1.5
Row: 1, Col: 4, Value: 3.6

AS OF AUGUST 31, 1998

Aaa, Aa, A 82.8%
Baa 7.6%
Not Rated 1.2%
Short-term
investments 8.4%

Row: 1, Col: 1, Value: 82.5
Row: 1, Col: 2, Value: 7.6
Row: 1, Col: 3, Value: 1.5
Row: 1, Col: 4, Value: 8.4

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS FEBRUARY 28, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 96.4%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

ALASKA - 0.8%

Alaska Student Ln. Corp.
Student Ln. Rev.  Series A:

5% 7/1/03 (AMBAC Insured) (e)     Aaa       $ 500                              $ 514

5.1% 7/1/04 (AMBAC Insured)       Aaa        2,300                              2,384
(e)

5.55% 7/1/03 (AMBAC Insured)      Aaa        1,000                              1,044
(e)

North Slope Borough (Cap.         Aaa        1,500                              1,485
Appreciation)  Series A, 0%
6/30/99 (MBIA Insured)

                                                                                5,427

ARIZONA - 2.0%

Arizona Trans. Board Hwy.         Aaa        2,800                              3,034
Rev. Sub-Series A, 6.6%
7/1/08 (Pre-Refunded to
7/1/2001  @ 101.5) (f)

Maricopa County Gen. Oblig.       A2         4,000                              4,076
Series C,  8.9% 7/1/99

Maricopa County School            Aaa        3,850                              4,052
District #6 (Washington
Elementry Proj.) Series 1996
C, 5% 7/1/05 (FGIC Insured)

Phoenix Civic Impt. Corp.         Aa         1,000                              1,049
Excise Tax Rev. Rfdg. (Arpt.
Impts.) Series A, 5.85%
7/1/01 (e)

Univ. of Arizona Univ. Rev.       AA         1,000                              1,063
Series B, 6.9% 6/1/16
(Pre-Refunded to 6/1/2000  @
102) (f)

                                                                                13,274

ARKANSAS - 1.4%

Arkansas Student Ln. Auth.
Rev. Series A1:

6.05% 6/1/02 (e)                  Aa         4,700                              4,932

6.05% 12/1/02 (e)                 Aa         4,455                              4,706

                                                                                9,638

CALIFORNIA - 3.7%

California Rural Home Mtg.        Aaa        3,500                              3,541
Fin. Auth. Lease Rev. (Rural
Lease Purp.) Series A, 4.45%
8/1/01 (MBIA Insured)

Clovis Unified School             Aaa        5,725                              5,470
District (Cap. Appreciation)
Series B, 0% 8/1/00 (MBIA
Insured) (Escrowed to
Maturity) (f)

Los Angeles Dept. of Wtr. &
Pwr. Elec. Plant Rev. Second
Issue:

9% 10/15/00                       Aa3        1,300                              1,418

9% 10/15/01                       Aa3        2,000                              2,275

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Metro. Wtr. District              Aa2       $ 3,000                            $ 3,289
(Southern California
Wtrwks.) Series A, 5.5%
7/1/06

San Bernardino County Ctfs.       A3         4,000                              4,069
of Prtn. Rfdg.  (Med. Ctr.
Fing. Proj.) 4.75% 8/1/00

Santa Ana Cmmty. Redev. Agcy.     AAA        1,125                              1,200
Tax Allocation (Santa Ana
Redev. Proj. Area) Series B,
6.5% 12/15/14 (Pre-Refunded
to 12/15/2000  @ 102) (f)

Southern California Pub. Pwr.     Aaa        3,300                              3,382
Auth. Rfdg.  (Palo Verde
Proj.) Series A, 5% 7/1/00
(FSA Insured)

                                                                                24,644

COLORADO - 0.6%

Denver City & County Arpt.
Rev.:

Rfdg. Series C, 5.1% 11/15/01     Baa1       2,320                              2,371
(e)

Series C, 6.55% 11/15/02 (e)      Baa1       1,420                              1,527

                                                                                3,898

CONNECTICUT - 0.9%

Connecticut Spl. Assessment       Aaa        6,000                              6,158
Unemployment Compensation
Advisor Fund Rev. Rfdg.
Series A, 5.5% 5/15/00
(AMBAC Insured)

DISTRICT OF COLUMBIA - 0.7%

District of Columbia Gen.
Oblig.:

Rfdg. Series A1:

4.65% 6/1/02 (MBIA Insured)       Aaa        3,090                              3,172

4.65% 6/1/02 (MBIA Insured)       Aaa        160                                165
(Escrowed  to Maturity) (f)

Series A, 7.5% 6/1/10 (AMBAC      Aaa        1,000                              1,069
Insured) (Pre-Refunded to
6/1/2000 @ 102) (f)

                                                                                4,406

FLORIDA - 10.9%

Dade County Aviation Rev.         Aaa        3,500                              3,643
Rfdg. (Miami Int'l Arpt.)
Series A, 5.25% 10/1/01 (FSA
Insured) (e)

Dade County School District       Aaa        5,910                              6,199
Series 95,  6.875% 8/1/00
(MBIA Insured)

Escambia County Utils. Auth.
Util. Sys. Rev. Rfdg. Series
D:

4.2% 1/1/01 (FGIC Insured)        Aaa        2,900                              2,940

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FLORIDA - CONTINUED

Escambia County Utils. Auth.
Util. Sys. Rev. Rfdg. Series
D: - continued

4.2% 1/1/02 (FGIC Insured)        Aaa       $ 2,835                            $ 2,879

Florida Board of Ed. Cap.
Outlay:

(Pub. Ed.) Series A, 5% 6/1/06    Aa2        3,725                              3,940

Rfdg. (Pub. Ed.) Series B, 5%     Aa2        25,105                             26,516
6/1/05

Florida Dept. of Trans.           Aa2        2,725                              2,963
(Right of Way Aquisition &
Bridge) 6.5% 7/1/02

Jacksonville Elec. Auth. Rev.:

Rfdg. (Saint John River           Aa2        1,500                              1,667
Proj.) Series 10 Issue 2,
6.5% 10/1/03

5.2% 7/1/01 (Escrowed to          Aaa        1,270                              1,295
Maturity) (f)

Lakeland Elec. & Wtr. Rev.
Rfdg.:

6.25% 10/1/00 (FGIC Insured)      Aaa        9,175                              9,588

6.25% 10/1/01 (FGIC Insured)      Aaa        9,255                              9,884

Tampa Health Sys. Rev.            Aaa        1,000                              1,063
(Catholic Health East)
Series A3, 5.5% 11/15/02
(MBIA Insured)

                                                                                72,577

GEORGIA - 0.7%

Atlanta Arpt. Facilities Rev.     Aaa        1,500                              1,541
Rfdg. 5% 1/1/01 (AMBAC
Insured)

Georgia Gen. Oblig. Series C,     Aaa        3,065                              3,185
5.75% 9/1/00

                                                                                4,726

HAWAII - 2.9%

Hawaii Arpt. Sys. Rev. Second     Aaa        1,000                              1,064
Series, 7.4% 7/1/02 (FGIC
Insured) (e)

Hawaii Gen. Oblig.:

Rfdg. Series CO, 4.625%           Aaa        5,000                              5,131
9/1/01  (FGIC Insured)

Series CN, 6.25% 3/1/02 (FGIC     Aaa        2,000                              2,142
Insured)

Series CP, 5.5% 10/1/06 (FGIC     Aaa        5,675                              6,173
Insured)

Honolulu City & Cnty. Gen.
Oblig. Series B:

5.5% 11/1/04 (FGIC Insured)       Aaa        2,450                              2,647

5.5% 11/1/04 (FGIC Insured)       Aaa        2,175                              2,362
(Escrowed  to Maturity) (f)

                                                                                19,519

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

KANSAS - 0.2%

Kansas Tpk. Auth. Tpk. Rev.       Aaa       $ 1,080                            $ 1,091
Rfdg. 5% 9/1/99 (AMBAC
Insured)

KENTUCKY - 2.6%

Kentucky Property & Bldgs.        A2         9,000                              9,382
Commission Rev. Rfdg. 6%
11/1/00

Kentucky Tpk. Auth. Econ.         Aaa        2,500                              2,662
Dev. Road Rev.
(Revitalization Proj.) 7.5%
5/15/05  (Pre-Refunded to
5/15/2000 @ 101.5) (f)

Owensboro Elec. Lt. & Pwr.        Aaa        5,450                              5,102
Rev. Rfdg.  Series B, 0%
1/1/01 (AMBAC Insured)

                                                                                17,146

LOUISIANA - 0.3%

Louisiana Pub. Facilities         Aaa        1,900                              1,970
Auth. Rev. Rfdg.  (Student
Ln.) Series A1, 6.2% 3/1/01

MARYLAND - 4.0%

Maryland Gen. Oblig.
(Maryland State & Local
Facilities Ln.):

Series 1, 6.6% 3/1/00             Aaa        2,000                              2,071

Series 2, 5% 7/15/02              Aaa        11,820                             12,336

Montgomery County
Consolidated Pub. Impt.
Series A:

5.2% 10/1/00                      Aaa        5,725                              5,914

5.2% 10/1/01                      Aaa        4,000                              4,177

7% 4/1/07 (Pre-Refunded to        Aaa        2,000                              2,120
4/1/2000  @ 102) (f)

                                                                                26,618

MASSACHUSETTS - 6.9%

Boston Gen. Oblig. Series A,      Aaa        1,575                              1,605
4.5% 1/1/01 (FGIC Insured)

Holyoke Gen. Oblig. Rfdg.         Aaa        500                                538
5.25% 8/1/06  (FSA Insured)

Massachusetts Gen. Oblig.:

(Construction Ln.):

Series B, 9.25% 7/1/00            Aa3        4,500                              4,859

Series C, 6.75% 8/1/06            Aaa        1,000                              1,095
(Pre-Refunded  to 8/1/2001 @
102) (f)

Rfdg.:

Series A, 5% 8/1/01               Aa3        1,000                              1,036

Series C, 4.7% 8/1/02             Aa3        3,000                              3,099

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

MASSACHUSETTS - CONTINUED

Massachusetts Health & Edl.       Aaa       $ 3,900                            $ 3,926
Facilities Auth. Rev. Rfdg.
(Fairview Extended Care)
Series B, 4.55% 1/1/21 (MBIA
Insured)

Massachusetts Ind. Fin. Agcy.     BBB        3,000                              3,012
Resource Recovery Rev. Rfdg.
(Ogden Haverhill Proj.)
Series A, 4.5% 12/1/01

Massachusetts Ind. Fin. Agcy.
Rev.:

(Cap. Appreciation)               A1         4,510                              4,295
(Massachusetts Biomedical
Research) Series A1, 0%
8/1/00

(Massachusetts Biomedical         A1         1,385                              1,406
Research)  Series A1, 7.1%
8/1/99

Massachusetts Wtr. Resources
Auth.:

Rfdg. Series C, 5.25% 12/1/01     A1         2,000                              2,087

Series A, 7.125% 4/1/00           A1         1,500                              1,563

New England Ed. Ln. Marketing
Corp. Massachusetts Student
Ln. Rev. Rfdg.:

Issue D:

6% 9/1/99                         Aaa        7,000                              7,097

6.2% 9/1/00                       Aaa        2,000                              2,073

Series B, 5.4% 6/1/00             A3         8,500                              8,688

                                                                                46,379

MICHIGAN - 2.1%

Detroit Convention Facilities
Rev. Rfdg.  (Cobo Hall
Expansion Proj.):

4.75% 9/30/00                     A          5,220                              5,315

4.8% 9/30/01                      A          1,000                              1,025

Michigan Hosp. Fin. Auth.
Rev. Rfdg.:

(Genesys Reg'l. Med. Hosp.)
Series A:

5.25% 10/1/02                     Baa2       2,040                              2,098

5.25% 10/1/03                     Baa2       1,000                              1,030

(Mercy Health Services):

Series S, 5.75% 8/15/05           Aa3        1,275                              1,389

Series T, 5.75% 8/15/05           Aa3        3,070                              3,343

                                                                                14,200

MINNESOTA - 1.8%

Minneapolis Gen. Oblig. (Cap.
Appreciation) Series B:

0% 12/1/02                        Aaa        1,300                              1,134

0% 12/1/03                        Aaa        500                                418

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

MINNESOTA - CONTINUED

Minneapolis Gen. Oblig. (Cap.
Appreciation) Series B: -
continued

0% 12/1/04                        Aaa       $ 1,500                            $ 1,202

Minnesota Gen. Oblig.:

Rfdg. 4.4% 8/1/03                 Aaa        1,200                              1,234

5.9% 8/1/05 (Pre-Refunded to      Aaa        3,815                              4,101
8/1/2002  @ 100) (f)

6.4% 8/1/01                       Aaa        1,310                              1,400

Rosemont Independent School       Aa1        2,610                              2,639
District #196 Rfdg. 4% 3/1/01

                                                                                12,128

MONTANA - 0.1%

Montana Higher Ed. Student        A          455                                465
Assistance Corp. Student Ln.
Rev. Series B, 6.6% 12/1/99
(e)

NEBRASKA - 1.1%

Nebraska Pub. Pwr. District
Rev.:

Series A, 5% 1/1/02 (MBIA         Aaa        4,300                              4,456
Insured)

5.4% 7/1/01                       A1         3,085                              3,207

                                                                                7,663

NEVADA - 0.5%

Clark County Flood Cont. Rev.     Aa3        1,000                              1,062
Group 1, 6% 11/1/01

Clark County Hwy. Impt. Rev.      Aaa        2,000                              2,067
(Motor Vehicle  Fuel Tax) 5%
7/1/01 (AMBAC Insured)

                                                                                3,129

NEW JERSEY - 2.4%

New Jersey Gen. Oblig. Rfdg.      Aa1        1,500                              1,576
Series B,  6.25% 1/15/01

New Jersey Health Care            A3         3,500                              3,769
Facilities Fing. Auth. Rev.
Rfdg. (Atlantic City Med.
Ctr.) Series C, 6.45% 7/1/02

New Jersey Trans. Corp.
Series A:

5.25% 9/1/01 (FSA Insured)        Aaa        5,000                              5,170

5.4% 9/1/02 (FSA Insured)         Aaa        5,000                              5,243

                                                                                15,758

NEW MEXICO - 0.8%

Albuquerque Arpt. Rev. Rfdg.:

6.25% 7/1/99 (AMBAC Insured)      Aaa        540                                546
(e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NEW MEXICO - CONTINUED

Albuquerque Arpt. Rev. Rfdg.:
- continued

6.25% 7/1/00 (AMBAC Insured)      Aaa       $ 660                              $ 684
(e)

6.25% 7/1/01 (AMBAC Insured)      Aaa        980                                1,037
(e)

New Mexico Edl. Assistance        Aaa        2,765                              2,937
Foundation Student Ln. Rev.
Series IV-A1, 6.5% 3/1/04 (e)

                                                                                5,204

NEW YORK - 17.9%

Long Island Pwr. Auth. New
York Elec. Sys. Rev.:

Series A, 5.5% 12/1/06 (AMBAC     Aaa        4,000                              4,371
Insured)

4% 4/1/00                         Baa1       3,000                              3,017

4.25% 4/1/00                      Baa1       14,235                             14,354

Muni. Assistance Corp. for
New York City:

Rfdg.:

Series E:

5.5% 7/1/00                       Aa2        1,000                              1,030

5.5% 7/1/01                       Aa2        20,400                             21,294

Series M, 5% 7/1/02               Aa2        3,000                              3,117

Series G, 5.5% 7/1/01             Aa2        5,000                              5,219

New York City Gen. Oblig.:

Rfdg.:

Series A, 5.7% 8/1/02             A3         1,500                              1,590

Series D, 6.6% 2/1/03             A3         1,000                              1,095

Series H:

5.4% 8/1/04                       A3         3,935                              4,190

7.875% 8/1/00 (Escrowed to        Aaa        2,500                              2,658
Maturity) (f)

Series F:

8.1% 11/15/99                     A3         400                                414

8.1% 11/15/99 (Escrowed to        Aaa        150                                155
Maturity) (f)

Series H:

5% 8/1/05                         A3         8,050                              8,408

6.9% 2/1/01                       A3         400                                424

Series J, 6% 2/15/04              A3         3,000                              3,259

New York State Dorm. Auth.        A3         1,500                              1,565
Rev. (Mental Health Services
Facilities) Series A, 6%
2/15/01

New York State Envir.             Baa1       5,000                              5,222
Facilities Corp. Resource
Recovery Rev. (Huntington
Proj.) Series A, 7.5%
10/1/12 (e)

New York State Local Govt.
Assistance Corp.:

Rfdg. Series A, 5.5% 4/1/04       Aaa        2,700                              2,904
(AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NEW YORK - CONTINUED

New York State Local Govt.
Assistance Corp.: - continued

Series B:

7% 4/1/21 (Pre-Refunded to        Aaa       $ 5,150                            $ 5,519
4/1/2001  @ 100) (f)

7.5% 4/1/20 (Pre-Refunded to      Aaa        10,500                             11,552
4/1/2001 @ 102) (f)

New York State Med. Care
Facilities Fin. Agcy. Rev.
(Mental Health Services
Facilities):

Series B, 7.875% 8/15/20          Aaa        5,000                              5,420
(Pre-Refunded to 8/15/2000 @
102) (f)

Series C, 7.3% 2/15/21            Aaa        1,785                              1,978
(Pre-Refunded to 8/15/2001 @
102) (f)

New York State Thruway Auth.
Svc. Contract Rev. (Local
Hwy. & Bridge):

5.4% 4/1/03                       Baa1       2,750                              2,897

6% 4/1/01                         Baa1       1,100                              1,148

6% 4/1/03                         Baa1       2,300                              2,470

Triborough Bridge & Tunnel        Aa3        3,885                              4,182
Auth. Rev. Rfdg. Series B,
6% 1/1/03

                                                                                119,452

NORTH CAROLINA - 2.3%

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.
Rfdg.:

Series A:

5.2% 1/1/01                       Baa1       3,000                              3,061

7.875% 1/1/02                     Baa1       9,255                              10,142

Series B, 5.5% 1/1/02             Baa1       1,000                              1,033

North Carolina Muni. Pwr.         A3         1,000                              1,046
Agcy. #1 Catawba Elec. Rev.
Rfdg. 5.75% 1/1/02

                                                                                15,282

OHIO - 2.8%

Butler County Trans. Impt.        Aaa        2,605                              2,736
District Series A,  5%
4/1/04 (FSA Insured)

Cleveland Arpt. Sys. Rev.         Aaa        1,000                              1,070
Series A, 5.5% 1/1/05 (FSA
Insured) (e)

Franklin County Gen. Oblig.       -          3,800                              4,158
(Courthouse) 6.375% 12/1/17
(Pre-Refunded to 12/1/2001 @
102) (f)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

OHIO - CONTINUED

Ohio Bldg. Auth. Facilities       Aa3       $ 2,175                            $ 2,280
(Administration Bldg. Fund
Proj.) Series A, 5.5% 10/1/01

Ohio Spl. Oblig. (Elementary      Aa3        4,750                              4,830
& Secondary Ed. Cap.
Facilities) Series A, 4.5%
6/1/00

Ohio Wtr. Dev. Auth. Poll.        Aaa        2,310                              2,484
Cont. Facilities Rev. (Wtr.
Cont. Ln. Fund) 5.25% 6/1/06
 (MBIA Insured)

Ohio Wtr. Dev. Auth. Rev.         Aaa        1,350                              1,454
(Fresh Wtr. Proj.)  5.4%
6/1/05 (AMBAC Insured)

                                                                                19,012

OKLAHOMA - 1.7%

Tulsa County Ind. School          Aa2        10,875                             11,080
District #1  4.4% 2/1/02

PENNSYLVANIA - 3.1%

Pennsylvania Gen. Oblig.          Aa3        3,000                              3,113
Second Series,  5% 10/15/01

Pennsylvania Higher Edl.          A1         4,000                              4,098
Facilities Auth. Health
Services Rev. Rfdg. (Univ.
of Pennsylvania) Series A,
5.125% 1/1/01

Philadelphia Gas Works Rev.       Aaa        5,000                              5,331
Series A,  5.25% 7/1/05 (FSA
Insured)

Philadelphia School District      Aaa        3,400                              3,559
Series A,  5.25% 7/1/02
(MBIA Insured)

Somerset County Gen. Auth.        Aaa        4,000                              4,283
Commonwealth Lease Rev.
6.25% 10/15/11 (FGIC
Insured) (Pre-Refunded to
10/15/2001 @ 100) (f)

                                                                                20,384

SOUTH CAROLINA - 2.9%

Richland County School            Aaa        1,100                              1,160
District #2 Series B, 5.6%
3/1/02 (MBIA Insured)

South Carolina Ed. Assistance
Auth. Rev.:

(Insured Student Ln.):

6.3% 9/1/01 (e)                   -          1,400                              1,468

6.6% 9/1/99 (e)                   -          2,845                              2,888

Rfdg. (Guaranteed Student         A          7,045                              7,095
Ln.) 5% 9/1/99 (e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

SOUTH CAROLINA - CONTINUED

South Carolina Pub. Svcs.
Auth. Rev. Rfdg.:

(Santee Cooper Proj.) Series      Aaa       $ 4,145                            $ 4,502
B, 6.5% 7/1/26 (Pre-Refunded
to 7/1/2001 @ 102) (f)

Series A, 6.25% 1/1/01 (AMBAC     Aaa        2,005                              2,101
Insured)

                                                                                19,214

SOUTH DAKOTA - 0.5%

South Dakota Student Ln.          A+         3,575                              3,612
Fing. Corp. Student Ln. Rev.
Rfdg. Series A, 5.7% 8/1/99
(Escrowed to Maturity) (e)(f)

TENNESSEE - 1.2%

Memphis-Shelby County Arpt.
Auth. Arpt. Rev. Rfdg.
Series A:

5.25% 2/15/01 (MBIA Insured)      Aaa        800                                823
(e)

5.25% 2/15/02 (MBIA Insured)      Aaa        1,000                              1,037
(e)

Metro. Nashville Arpt. Auth.      Aaa        2,000                              2,076
Arpt. Rev. Series A, 6.25%
7/1/00 (FGIC Insured) (e)

Tennessee Gen. Oblig.:

Rfdg. Series B, 5% 5/1/00         Aaa        2,500                              2,554

Series B, 6.1% 6/1/00             Aaa        1,425                              1,477

                                                                                7,967

TEXAS - 6.9%

Alamo Cmnty. College District     Aaa        3,350                              3,255
Rfdg. (Cap. Appreciation) 0%
2/15/00 (AMBAC Insured)

Alief Independent School          Aaa        1,000                              893
District Rfdg. (Cap.
Appreciation) 0% 2/15/02
(Permanent School Fund of
Texas Guaranteed)

Conroe Independent School         Aaa        1,190                              1,158
District Rfdg.  0% 2/1/00
(MBIA Insured)

Corpus Christi Independent        Aaa        1,600                              1,465
School District Rfdg. (Cap.
Appreciation) 0% 8/15/01
(Permanent School Fund of
Texas Guaranteed)

Dallas County Gen. Oblig. 7%      Aaa        1,750                              1,894
8/15/01

Deer Park Independent School      Aaa        2,240                              1,913
District Rfdg.  0% 2/15/03
(Permanent School Fund of
Texas Guaranteed)

Harris County Sub. Lien Rev.      Aa2        3,490                              3,199
Rfdg. (Cap. Appreciation)
(Toll Road Proj.) 0% 8/1/01

Houston Wtr. & Swr. Sys. Rev.     Aaa        3,170                              3,531
Series A, 6.375% 12/1/22
(MBIA Insured) (Pre-Refunded
to 12/1/2002 @ 102) (f)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Irving Independent School         Aaa       $ 3,985                            $ 3,252
District (Cap. Appreciation)
0% 2/15/04 (Permanent
School Fund of Texas
Guaranteed)

Klein Independent School
District Rfdg.:

5.25% 8/1/05 (Permanent           Aaa        1,600                              1,708
School Fund  of Texas
Guaranteed)

5.25% 8/1/06 (Permanent           Aaa        2,000                              2,147
School Fund  of Texas
Guaranteed)

North Texas Health Facilities     Aaa        2,050                              2,101
Dev. Corp. Hosp. Rev. Rfdg.
(United Reg'l. Health Care
Sys. Proj.) 4.5% 9/1/02
(MBIA Insured)

San Antonio Gen. Oblig.:

Rfdg. (Gen. Impt.) 5.5% 8/1/02    Aa2        2,875                              3,041

Series 2000:

4.5% 2/1/05 (b)                   Aa2        1,035                              1,046

5% 2/1/06 (b)                     Aa2        1,085                              1,124

5% 2/1/07 (b)                     Aa2        1,135                              1,181

Texas A & M Univ. Rev. Rfdg.      Aa2        2,300                              2,386
(Fing. Sys.)  5.25% 5/15/01

Texas Gen. Oblig. Rfdg. (Cap.
Appreciation):

(Pub. Fin. Auth.) Series A,       Aaa        9,000                              8,201
0% 10/1/01 (AMBAC Insured)

(Superconducting) Series C,       Aaa        2,750                              2,442
0% 4/1/02  (FGIC Insured)

                                                                                45,937

UTAH - 5.2%

Intermountain Pwr. Agcy. Pwr.
Supply Rev.:

Rfdg. Series C, 6% 7/1/01         Aaa        2,000                              2,109
(MBIA Insured)

Rfdg. (Cap. Appreciation)
Series B:

0% 7/1/00 (MBIA Insured)          Aaa        3,500                              3,347

0% 7/1/01 (AMBAC Insured)         Aaa        5,000                              4,600

Series 1:

0% 7/1/15 (Pre-Refunded to        Aaa        7,500                              7,243
7/1/2000  @ 100) (f)

5.5% 7/1/01 (MBIA Insured)        Aaa        13,825                             14,425

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

UTAH - CONTINUED

Provo City Energy Sys. Rev.       Aaa       $ 1,000                            $ 1,030
Series A, 7.625% 11/1/12
(FGIC Insured) (Pre-Refunded
to 11/1/1999 @ 100) (f)

Salt Lake City Wtr. & Swr.        Aaa        1,650                              1,724
Rev. Rfdg. 6% 2/1/01 (AMBAC
Insured)

                                                                                34,478

VERMONT - 0.4%

Vermont Student Assistance        Aaa        2,500                              2,520
Corp. Ed. Ln. Rev. Rfdg.
(Fin. Prog.) Series A, 6.35%
6/15/99 (AMBAC Insured)

VIRGINIA - 0.6%

Virginia Pub. Facilities 6%       Aaa        1,810                              1,944
6/1/02

Virginia Pub. School Auth.        Aa2        2,000                              2,151
Series A, 6% 8/1/02

                                                                                4,095

WASHINGTON - 3.3%

Clark County Pub. Util.           Aaa        2,000                              2,123
District #1 Generating Sys.
Rev. 6% 1/1/02 (FGIC Insured)

Washington Gen. Oblig. Rfdg.      Aa1        1,000                              1,071
Series R-96B, 5.5% 7/1/03

Washington Pub. Pwr. Supply
Sys. Nuclear Proj. #1 Rev.
Rfdg. Series A:

6.5% 7/1/02                       Aa1        3,000                              3,232

7.25% 7/1/99                      Aa1        3,010                              3,052

Washington Pub. Pwr. Supply
Sys. Nuclear Proj. #2 Rev.
Rfdg.:

Series A:

4.8% 7/1/04                       Aa1        3,000                              3,107

6.5% 7/1/02                       Aa1        2,220                              2,392

Series B, 5.5% 7/1/03             Aa1        2,000                              2,126

Washington Pub. Pwr. Supply       Aaa        5,000                              5,279
Sys. Nuclear Proj. #3 Rev.
Rfdg. Series C, 5% 7/1/06
(FSA Insured)

                                                                                22,382

WISCONSIN - 0.2%

Wisconsin Gen. Oblig. Series      Aa2        1,370                              1,422
C, 5.25% 5/1/01

TOTAL MUNICIPAL BONDS                                                           642,855
(Cost $629,586)


CASH EQUIVALENTS - 3.6%

                                             SHARES (000S)             VALUE (NOTE 1) (000S)

Municipal Central Cash Fund                  23,901                           $ 23,901
(c)(d) (Cost $23,901)

TOTAL INVESTMENT IN                                                           $ 666,756
SECURITIES - 100%
(Cost $653,487)

LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) At the period end, the seven-day yield of the Municipal Central Cash Fund was 2.95%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        84.4%  AAA, AA, A    84.0%

Baa               7.5%   BBB           4.7%

Ba                0.0%   BB            0.0%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The percentage not rated by Moody's or S&P amounted to 1.2%.

OTHER INFORMATION

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations             35.8%

Electric Utilities              19.6%

Escrowed/Pre-Refunded           12.0%

Education                       8.0%

Special Tax                     6.5%

Transportation                  5.2%

Others individually less than    12.9%
1%

TOTAL                           100.0%

INCOME TAX INFORMATION

At February 28, 1999, the aggregate cost of investment securities for income tax purposes was $653,487,000. Net unrealized appreciation aggregated $13,269,000, of which $13,321,000 related to appreciated investment securities and $52,000 related to depreciated investment securities.

At August 31, 1998, the fund had a capital loss carryforward of approximately $1,749,000 of which $837,000 and $912,000 will expire on August 31, 2003 and 2004, respectively.

At August 31, 1998, the fund was required to defer approximately
$380,000 of losses on futures contracts.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)              FEBRUARY
                               28, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 666,756
value (cost $653,487) -  See
accompanying schedule

Receivable for fund shares                248
sold

Interest receivable                       8,357

Other receivables                         1

 TOTAL ASSETS                             675,362

LIABILITIES

Payable for investments         $ 7,550
purchased Regular delivery

 Delayed delivery                3,324

Payable for fund shares          980
redeemed

Distributions payable            429

Accrued management fee           279

Other payables and accrued       6
expenses

 TOTAL LIABILITIES                        12,568

NET ASSETS                               $ 662,794

Net Assets consist of:

Paid in capital                          $ 649,948

Accumulated undistributed net             (423)
realized gain (loss)  on
investments

Net unrealized appreciation               13,269
(depreciation) on investments

NET ASSETS, for 65,114 shares            $ 662,794
outstanding

NET ASSET VALUE, offering                 $10.18
price and redemption price
per share ($662,794 (divided
by) 65,114 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  SIX
                      MONTHS ENDED FEBRUARY 28,
                               1999 (UNAUDITED)

INTEREST INCOME                        $ 14,537

EXPENSES

Management fee                $ 1,770

Non-interested trustees'       1
compensation

 Total expenses before         1,771
reductions

 Expense reductions            (4)      1,767

NET INTEREST INCOME                     12,770

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities         1,818

 Futures contracts             (113)    1,705

Change in net unrealized                154
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                         1,859

NET INCREASE (DECREASE) IN             $ 14,629
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS             SIX MONTHS ENDED FEBRUARY 28,  YEAR ENDED  AUGUST 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 12,770                       $ 28,736

 Net realized gain (loss)         1,705                          3,674

 Change in net unrealized         154                            3,903
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       14,629                         36,313
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (12,770)                       (28,736)
from net interest income

Share transactions Net            111,939                        218,070
proceeds from sales of shares

 Reinvestment of                  9,920                          23,954
distributions from net
interest income

 Cost of shares redeemed          (109,943)                      (326,250)

 NET INCREASE (DECREASE) IN       11,916                         (84,226)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       13,775                         (76,649)
IN NET ASSETS

NET ASSETS

 Beginning of period              649,019                        725,668

 End of period                   $ 662,794                      $ 649,019

OTHER INFORMATION
Shares

 Sold                             10,987                         21,596

 Issued in reinvestment of        974                            2,373
distributions

 Redeemed                         (10,799)                       (32,320)

 Net increase (decrease)          1,162                          (8,351)



FINANCIAL HIGHLIGHTS
                               SIX MONTHS ENDED FEBRUARY 28,  YEARS ENDED AUGUST 31,
                               1999

                               (UNAUDITED)                    1998                   1997      1996      1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.150                       $ 10.040               $ 9.930   $ 9.980   $ 9.840  $ 10.090
period

Income from Investment          .200                           .419                   .425      .418      .429     .443
Operations Net interest
income

Net realized and unrealized     .030                           .110                   .110      (.050)    .140     (.240)
gain (loss)

Total from investment           .230                           .529                   .535      .368      .569     .203
operations

Less Distributions

From net interest  income       (.200)                         (.419)                 (.425)    (.418)    (.429)   (.443)

In excess of net  realized      -                              -                      -         -         -        (.010)
gain

Total distributions             (.200)                         (.419)                 (.425)    (.418)    (.429)   (.453)

Net asset value, end  of       $ 10.180                       $ 10.150               $ 10.040  $ 9.930   $ 9.980  $ 9.840
period

TOTAL RETURN B, C               2.28%                          5.37%                  5.49%     3.75%     5.95%    2.05%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 663                          $ 649                  $ 726     $ 791     $ 909    $ 1,083
millions)

Ratio of expenses to average    .55% A                         .55%                   .55%      .54%  D   .55%     .47% D
net assets

Ratio of net interest income    3.97% A                        4.15%                  4.25%     4.17%     4.38%    4.45%
to average  net assets

Portfolio turnover rate         31% A                          33%                    32%       78%       51%      44%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Short-Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and capital loss carryforwards. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $112,651,000 and $95,831,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $9,342,000 and $9,455,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annualized rate of 0.55% of the fund's average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement (effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

5. EXPENSE REDUCTIONS.

FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $4,000 under these arrangements.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Norman Lind, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

STM-SANN-0499  74206
1.701069.101

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO and
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
UMB Bank, n.a.
Kansas City, MO

FIDELITY'S MUNICIPAL BOND FUNDS
Spartan(registered trademark) Arizona Municipal Income
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Massachusetts Municipal Income
Spartan Michigan Municipal Income
Spartan Minnesota Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Municipal Income
Spartan Ohio Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com